Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (6.3%)
U.S. Government Securities (5.7%)
	United States Treasury Note/Bond	3.750%	4/15/26	2,387	2,388
	United States Treasury Note/Bond	2.625%	5/31/27	15,796	15,213
	United States Treasury Note/Bond	1.250%	3/31/28	6,607	5,931
	United States Treasury Note/Bond	1.250%	4/30/28	3,000	2,688
	United States Treasury Note/Bond	1.375%	11/15/31	5,474	4,655
[1]	United States Treasury Note/Bond	2.750%	8/15/32	62,200	58,857
	United States Treasury Note/Bond	4.125%	11/15/32	9,650	10,185
	United States Treasury Note/Bond	3.500%	2/15/33	11,997	12,068
	United States Treasury Note/Bond	4.375%	2/15/38	33,618	37,011
	United States Treasury Note/Bond	4.500%	5/15/38	89,967	100,187
[2]	United States Treasury Note/Bond	1.125%	8/15/40	8,590	5,706
	United States Treasury Note/Bond	1.375%	11/15/40	50,000	34,578
	United States Treasury Note/Bond	2.000%	11/15/41	12,362	9,356
	United States Treasury Note/Bond	2.375%	2/15/42	48,475	39,106
	United States Treasury Note/Bond	3.125%	2/15/42	402	367
	United States Treasury Note/Bond	3.000%	5/15/42	3,972	3,543
[2]	United States Treasury Note/Bond	3.250%	5/15/42	186,532	172,688
	United States Treasury Note/Bond	2.750%	8/15/42	3,732	3,190
[2]	United States Treasury Note/Bond	3.375%	8/15/42	146,265	137,718
	United States Treasury Note/Bond	2.750%	11/15/42	18,300	15,589
	United States Treasury Note/Bond	3.875%	2/15/43	35,895	36,276
	United States Treasury Note/Bond	3.000%	5/15/45	43,000	37,571
	United States Treasury Note/Bond	2.250%	8/15/46	20,000	15,119
	United States Treasury Note/Bond	3.000%	5/15/47	9,500	8,277
	United States Treasury Note/Bond	2.750%	8/15/47	22,000	18,308
	United States Treasury Note/Bond	3.125%	5/15/48	6,900	6,163
	United States Treasury Note/Bond	3.375%	11/15/48	28,500	26,683
[1,2]	United States Treasury Note/Bond	2.000%	8/15/51	31,483	22,146
[1]	United States Treasury Note/Bond	2.250%	2/15/52	24,250	18,089
	United States Treasury Note/Bond	2.875%	5/15/52	55,500	47,470
	United States Treasury Note/Bond	3.000%	8/15/52	11,700	10,274
	United States Treasury Note/Bond	3.625%	2/15/53	22,490	22,300
	United States Treasury Strip Principal	0.000%	2/15/48	15,000	5,873
					945,573
Agency Bonds and Notes (0.3%)
	Tennessee Valley Authority	5.250%	9/15/39	33,800	36,129
	Tennessee Valley Authority	4.250%	9/15/65	10,000	9,214
					45,343
Conventional Mortgage-Backed Securities (0.3%)
[3,4]	Fannie Mae Pool	2.320%	4/1/36	37,423	29,531

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Fannie Mae Pool	2.120%	10/1/36	23,000	17,472
					47,003
Total U.S. Government and Agency Obligations (Cost $1,091,492)					1,037,919
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
[3,4]	FHLMC Multifamily Structured Pass Through Certificates Class A2 Series K-1522	2.361%	10/25/36	29,170	23,191
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1521	2.184%	8/25/36	21,675	16,945
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $52,238)					40,136
Corporate Bonds (79.5%)
Communications (5.1%)
	Alphabet Inc.	1.900%	8/15/40	33,925	23,829
	Alphabet Inc.	2.250%	8/15/60	15,758	9,730
	America Movil SAB de CV	4.375%	4/22/49	34,805	31,282
[5]	AT&T Inc.	7.000%	4/30/40	600	844
	AT&T Inc.	3.500%	6/1/41	10,800	8,495
	AT&T Inc.	3.650%	6/1/51	13,690	10,214
	AT&T Inc.	3.800%	12/1/57	3,697	2,713
[6]	Cable One Inc.	4.000%	11/15/30	135	110
[6]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	170	158
[6]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	240	228
[6]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	440	379
[6]	Cogent Communications Group Inc.	7.000%	6/15/27	185	184
	Comcast Corp.	5.650%	6/15/35	17,896	19,335
	Comcast Corp.	6.500%	11/15/35	4,320	4,983
[5]	Comcast Corp.	1.875%	2/20/36	700	631
	Comcast Corp.	3.200%	7/15/36	16,810	14,274
	Comcast Corp.	3.900%	3/1/38	39,335	35,444
	Comcast Corp.	4.600%	10/15/38	18,024	17,410
	Comcast Corp.	3.250%	11/1/39	14,540	11,802
	Comcast Corp.	3.750%	4/1/40	12,100	10,446
	Comcast Corp.	4.500%	1/15/43	1,184	1,058
	Comcast Corp.	4.750%	3/1/44	5,045	4,757
	Comcast Corp.	3.400%	7/15/46	14,755	11,456
	Comcast Corp.	4.000%	8/15/47	18,875	15,962
	Comcast Corp.	3.969%	11/1/47	80,688	68,351
	Comcast Corp.	4.000%	3/1/48	12,025	10,164
	Comcast Corp.	4.700%	10/15/48	8,835	8,373
	Comcast Corp.	3.999%	11/1/49	30,176	25,418
	Comcast Corp.	3.450%	2/1/50	8,500	6,556
	Comcast Corp.	2.800%	1/15/51	7,000	4,735
	Comcast Corp.	2.887%	11/1/51	43,903	30,071
	Comcast Corp.	2.450%	8/15/52	2,000	1,248
	Comcast Corp.	4.049%	11/1/52	3,837	3,239
	Comcast Corp.	2.937%	11/1/56	117,626	78,048
	Comcast Corp.	4.950%	10/15/58	1,266	1,242
	Comcast Corp.	2.650%	8/15/62	3,000	1,830
	Comcast Corp.	2.987%	11/1/63	112,190	72,796
[6]	CSC Holdings LLC	4.625%	12/1/30	266	130
[6]	CSC Holdings LLC	3.375%	2/15/31	105	72
[6]	Deutsche Telekom AG	3.625%	1/21/50	3,180	2,478
[6]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	295	259
	Discovery Communications LLC	4.650%	5/15/50	9,000	6,768
[6]	DISH DBS Corp.	5.250%	12/1/26	140	107
[6]	DISH DBS Corp.	5.750%	12/1/28	90	64

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DISH DBS Corp.	5.125%	6/1/29	168	78
[6]	DISH Network Corp.	11.750%	11/15/27	235	222
[6]	Frontier Communications Holdings LLC	5.875%	10/15/27	45	41
[6]	Frontier Communications Holdings LLC	5.000%	5/1/28	120	105
[6]	Frontier Communications Holdings LLC	6.000%	1/15/30	180	138
[6]	Level 3 Financing Inc.	4.625%	9/15/27	118	72
[6]	Level 3 Financing Inc.	3.625%	1/15/29	70	39
[6]	Level 3 Financing Inc.	3.875%	11/15/29	45	33
[6]	Lumen Technologies Inc.	4.000%	2/15/27	35	23
[6]	Magallanes Inc.	5.050%	3/15/42	10,535	8,708
[6]	Magallanes Inc.	5.141%	3/15/52	22,740	18,153
[6]	Magallanes Inc.	5.391%	3/15/62	10,460	8,396
	Meta Platforms Inc.	4.450%	8/15/52	3,380	2,976
	NBCUniversal Media LLC	4.450%	1/15/43	8,827	8,094
[6]	News Corp.	3.875%	5/15/29	340	302
[6]	Nexstar Media Inc.	5.625%	7/15/27	192	180
[6]	Nexstar Media Inc.	4.750%	11/1/28	130	114
	Orange SA	5.375%	1/13/42	1,000	1,033
	Paramount Global Inc.	4.375%	3/15/43	11,065	7,877
[6]	Scripps Escrow II Inc.	5.375%	1/15/31	65	45
[6]	Scripps Escrow Inc.	5.875%	7/15/27	155	112
[6]	Sirius XM Radio Inc.	5.000%	8/1/27	99	91
	Sprint LLC	7.125%	6/15/24	345	350
	Sprint LLC	7.625%	3/1/26	400	424
	Telefonica Emisiones SA	4.665%	3/6/38	950	823
	Telefonica Emisiones SA	5.213%	3/8/47	2,000	1,729
	Telefonica Emisiones SA	4.895%	3/6/48	2,475	2,054
	Time Warner Cable LLC	6.550%	5/1/37	7,275	7,082
	T-Mobile USA Inc.	2.625%	2/15/29	1,542	1,363
	T-Mobile USA Inc.	3.375%	4/15/29	590	542
	T-Mobile USA Inc.	5.050%	7/15/33	3,770	3,795
	T-Mobile USA Inc.	3.000%	2/15/41	2,000	1,486
	T-Mobile USA Inc.	5.800%	9/15/62	14,850	15,309
	TWDC Enterprises 18 Corp.	3.000%	7/30/46	5,837	4,289
	TWDC Enterprises 18 Corp.	7.550%	7/15/93	2,512	2,594
[6]	Univision Communications Inc.	7.375%	6/30/30	155	149
[6]	UPC Broadband Finco BV	4.875%	7/15/31	135	117
[7]	Verizon Communications Inc.	2.875%	1/15/38	500	471
[7]	Verizon Communications Inc.	1.850%	5/18/40	200	157
	Verizon Communications Inc.	3.400%	3/22/41	5,528	4,363
	Verizon Communications Inc.	3.875%	3/1/52	7,500	6,002
[6]	Videotron Ltd.	3.625%	6/15/29	215	187
[7]	Vodafone Group plc	2.500%	5/24/39	400	356
	Vodafone Group plc	5.625%	2/10/53	3,205	3,167
[6]	VZ Secured Financing BV	5.000%	1/15/32	170	142
	Walt Disney Co.	6.200%	12/15/34	3,326	3,796
	Walt Disney Co.	6.400%	12/15/35	17,218	19,909
	Walt Disney Co.	6.650%	11/15/37	2,710	3,221
	Walt Disney Co.	3.500%	5/13/40	58,715	49,932
	Walt Disney Co.	4.750%	9/15/44	10,464	10,267
	Walt Disney Co.	2.750%	9/1/49	58,270	40,415
	Walt Disney Co.	3.600%	1/13/51	43,456	35,082
[6]	WMG Acquisition Corp.	3.750%	12/1/29	580	510
[6]	Zayo Group Holdings Inc.	4.000%	3/1/27	705	533
					835,121
Consumer Discretionary (5.7%)
[6]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	252	236
[6]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	203	191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alibaba Group Holding Ltd.	4.000%	12/6/37	31,000	26,806
	Alibaba Group Holding Ltd.	4.200%	12/6/47	14,873	11,895
	Alibaba Group Holding Ltd.	4.400%	12/6/57	13,080	10,450
	Amazon.com Inc.	3.875%	8/22/37	37,355	34,919
	Amazon.com Inc.	2.875%	5/12/41	4,500	3,531
	Amazon.com Inc.	4.950%	12/5/44	7,860	8,142
	Amazon.com Inc.	4.050%	8/22/47	80,075	72,635
	Amazon.com Inc.	2.500%	6/3/50	28,720	19,375
	Amazon.com Inc.	3.100%	5/12/51	22,740	17,126
	Amazon.com Inc.	3.950%	4/13/52	5,625	4,960
	Amazon.com Inc.	4.250%	8/22/57	46,971	42,659
	Amazon.com Inc.	2.700%	6/3/60	22,830	14,866
	Amazon.com Inc.	3.250%	5/12/61	31,975	23,621
	Amazon.com Inc.	4.100%	4/13/62	43,035	37,481
[6]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	115	99
[3]	American University	3.672%	4/1/49	2,563	2,109
	Asbury Automotive Group Inc.	4.500%	3/1/28	1,130	1,032
[6]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	168	169
	California Institute of Technology	3.650%	9/1/19	4,242	3,017
[6]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	310	294
[6]	Carnival Corp.	5.750%	3/1/27	360	296
[6]	Carnival Corp.	4.000%	8/1/28	240	208
[6]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	70	75
	Case Western Reserve University	5.405%	6/1/22	1,893	1,896
[6]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.500%	5/1/25	180	180
[6]	Churchill Downs Inc.	5.500%	4/1/27	235	230
[6]	Churchill Downs Inc.	4.750%	1/15/28	288	272
[6]	Clarios Global LP	6.750%	5/15/25	31	31
[6]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	155	156
[6,8]	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/28	30	30
	Dana Inc.	4.500%	2/15/32	275	220
[3]	Duke University	2.682%	10/1/44	3,100	2,371
[3]	Duke University	2.832%	10/1/55	9,635	7,020
[6]	ERAC USA Finance LLC	4.900%	5/1/33	8,305	8,305
[6]	ERAC USA Finance LLC	5.400%	5/1/53	9,560	9,620
	Ford Foundation	2.815%	6/1/70	11,950	7,403
	Ford Motor Co.	9.625%	4/22/30	10	12
	Ford Motor Credit Co. LLC	3.815%	11/2/27	195	175
	Ford Motor Credit Co. LLC	6.800%	5/12/28	245	245
	Ford Motor Credit Co. LLC	2.900%	2/10/29	580	480
	General Motors Co.	5.150%	4/1/38	1,000	895
	General Motors Co.	5.200%	4/1/45	1,500	1,268
	General Motors Co.	5.400%	4/1/48	1,000	858
	George Washington University	4.300%	9/15/44	2,890	2,625
	Georgetown University	4.315%	4/1/49	14,755	13,127
	Georgetown University	2.943%	4/1/50	18,790	13,030
	Georgetown University	5.215%	10/1/18	5,945	5,614
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	110	97
[6]	Hanesbrands Inc.	9.000%	2/15/31	215	220
	Home Depot Inc.	5.875%	12/16/36	24,525	27,658
	Home Depot Inc.	3.300%	4/15/40	1,000	833
	Home Depot Inc.	5.400%	9/15/40	947	998
	Home Depot Inc.	5.950%	4/1/41	18,480	20,732
	Home Depot Inc.	4.875%	2/15/44	45,115	44,956
	Home Depot Inc.	4.400%	3/15/45	12,900	11,986
	Home Depot Inc.	4.250%	4/1/46	21,515	19,541
	Home Depot Inc.	3.900%	6/15/47	28,950	24,895

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	4.500%	12/6/48	15,325	14,493
	Home Depot Inc.	3.125%	12/15/49	5,450	4,038
	Home Depot Inc.	3.350%	4/15/50	4,030	3,136
	Home Depot Inc.	2.375%	3/15/51	2,500	1,586
	Home Depot Inc.	2.750%	9/15/51	26,130	17,859
	Home Depot Inc.	3.625%	4/15/52	3,120	2,541
	Home Depot Inc.	4.950%	9/15/52	2,225	2,239
	Home Depot Inc.	3.500%	9/15/56	947	741
	Indiana University Foundation Inc.	2.820%	10/1/51	6,000	4,181
	Leland Stanford Junior University	3.647%	5/1/48	16,833	14,745
[6]	Lithia Motors Inc.	4.625%	12/15/27	600	560
[6]	Lithia Motors Inc.	3.875%	6/1/29	558	483
[6]	Lithia Motors Inc.	4.375%	1/15/31	500	429
[6]	Live Nation Entertainment Inc.	5.625%	3/15/26	29	29
[6]	Live Nation Entertainment Inc.	6.500%	5/15/27	335	337
[6]	Live Nation Entertainment Inc.	3.750%	1/15/28	10	9
	Lowe's Cos. Inc.	4.450%	4/1/62	17,510	14,340
	Lowe's Cos. Inc.	5.800%	9/15/62	9,375	9,432
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	24,140	22,718
	Massachusetts Institute of Technology	5.600%	7/1/11	1,920	2,185
	Massachusetts Institute of Technology	4.678%	7/1/14	1,305	1,233
[6]	Mattel Inc.	3.375%	4/1/26	110	104
[6]	Mattel Inc.	5.875%	12/15/27	120	120
[6]	Mattel Inc.	3.750%	4/1/29	40	36
[6]	Meritage Homes Corp.	3.875%	4/15/29	440	397
[6]	NCL Corp. Ltd.	5.875%	2/15/27	135	127
[6]	NCL Corp. Ltd.	7.750%	2/15/29	75	64
	Newell Brands Inc.	6.375%	9/15/27	20	20
	Newell Brands Inc.	6.625%	9/15/29	195	193
	NIKE Inc.	3.625%	5/1/43	30,604	26,412
	NIKE Inc.	3.375%	11/1/46	19,180	15,764
[6]	Nissan Motor Co. Ltd.	4.810%	9/17/30	35	31
[3]	Northeastern University	2.894%	10/1/50	17,647	12,575
[6]	Penn National Gaming Inc.	5.625%	1/15/27	45	43
	President and Fellows of Harvard College	5.625%	10/1/38	2,500	2,772
[6]	President and Fellows of Harvard College	6.500%	1/15/39	3,709	4,450
	President and Fellows of Harvard College	4.875%	10/15/40	750	783
	President and Fellows of Harvard College	3.150%	7/15/46	17,450	14,133
	President and Fellows of Harvard College	3.745%	11/15/52	31,590	28,276
	Rockefeller Foundation	2.492%	10/1/50	36,482	24,518
[6]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	21	22
[6]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	36	38
[6]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	24	24
[6]	Studio City Co. Ltd.	7.000%	2/15/27	105	100
	Thomas Jefferson University	3.847%	11/1/57	25,885	19,928
	Trustees of Princeton University	2.516%	7/1/50	3,115	2,202
	Trustees of Princeton University	4.201%	3/1/52	18,865	18,232
	Trustees of the University of Pennsylvania	3.610%	2/15/19	20,230	14,778
[3]	University of Chicago	2.761%	4/1/45	11,735	9,370
[3]	University of Chicago	2.547%	4/1/50	10,000	7,044
	University of Chicago	3.000%	10/1/52	5,695	4,215
	University of Miami	4.063%	4/1/52	7,490	6,488
[3]	University of Southern California	3.028%	10/1/39	2,500	2,096
[6]	Vail Resorts Inc.	6.250%	5/15/25	595	599
[7]	Volkswagen International Finance NV	1.500%	1/21/41	200	135
	Washington University	3.524%	4/15/54	2,300	1,910
	Washington University	4.349%	4/15/22	1,830	1,559
[6]	WK Kellogg Foundation Trust	2.443%	10/1/50	42,390	27,735

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	240	223
	Yale University	2.402%	4/15/50	19,845	13,465
					942,466
Consumer Staples (4.9%)
[6]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/28	65	66
	Altria Group Inc.	5.800%	2/14/39	5,250	5,179
	Altria Group Inc.	3.400%	2/4/41	3,750	2,644
	Altria Group Inc.	4.450%	5/6/50	1,130	844
	Anheuser-Busch Cos. LLC	6.750%	12/15/27	400	436
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	6,775	6,807
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	17,120	16,959
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	2,000	1,903
[7]	Anheuser-Busch InBev SA NV	3.700%	4/2/40	600	625
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	5,500	5,313
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	12,383	16,605
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	6,000	6,378
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	6,588	6,260
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	3,800	3,810
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	57,070	61,631
	Archer-Daniels-Midland Co.	4.500%	3/15/49	18,749	17,886
	Archer-Daniels-Midland Co.	2.700%	9/15/51	21,850	15,226
	BAT Capital Corp.	4.390%	8/15/37	1,375	1,122
	BAT Capital Corp.	4.540%	8/15/47	1,535	1,147
	BAT Capital Corp.	4.758%	9/6/49	2,000	1,526
[5]	BAT International Finance plc	2.250%	9/9/52	300	150
[6]	Cargill Inc.	4.750%	4/24/33	11,455	11,543
[6]	Cargill Inc.	4.760%	11/23/45	20,000	19,214
[6]	Cargill Inc.	3.125%	5/25/51	13,715	10,063
[6]	Cargill Inc.	4.375%	4/22/52	6,210	5,627
	Coca-Cola Co.	2.500%	6/1/40	2,000	1,541
	Coca-Cola Co.	2.875%	5/5/41	10,925	8,798
	Coca-Cola Co.	2.600%	6/1/50	30,500	21,918
	Coca-Cola Co.	3.000%	3/5/51	47,160	36,837
	Coca-Cola Co.	2.500%	3/15/51	22,750	15,996
	Constellation Brands Inc.	5.250%	11/15/48	2,500	2,427
	Diageo Capital plc	5.500%	1/24/33	1,640	1,787
[6]	Energizer Holdings Inc.	4.750%	6/15/28	310	279
	Hershey Co.	3.125%	11/15/49	25,500	19,432
[6]	Kenvue Inc.	5.100%	3/22/43	12,905	13,381
[6]	Kenvue Inc.	5.050%	3/22/53	15,555	16,122
[6]	Kenvue Inc.	5.200%	3/22/63	13,235	13,772
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	898
	Kimberly-Clark Corp.	3.200%	7/30/46	14,400	11,137
	Kraft Heinz Foods Co.	4.875%	10/1/49	2,150	1,990
[6]	Lamb Weston Holdings Inc.	4.875%	5/15/28	235	231
[6]	Nestle Holdings Inc.	3.900%	9/24/38	39,785	37,283
[6]	Nestle Holdings Inc.	4.000%	9/24/48	23,255	20,972
	Pepsico Inc.	4.200%	7/18/52	2,475	2,349
	PepsiCo Inc.	4.450%	4/14/46	4,784	4,751
	PepsiCo Inc.	4.000%	5/2/47	3,250	3,061
	PepsiCo Inc.	3.375%	7/29/49	4,814	3,997
	PepsiCo Inc.	2.875%	10/15/49	3,113	2,378
	PepsiCo Inc.	2.750%	10/21/51	18,335	13,481
	PepsiCo Inc.	4.650%	2/15/53	59,960	61,498
[6]	Performance Food Group Inc.	6.875%	5/1/25	80	81

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Performance Food Group Inc.	4.250%	8/1/29	40	36
	Philip Morris International Inc.	5.750%	11/17/32	2,615	2,747
	Philip Morris International Inc.	5.375%	2/15/33	17,140	17,461
	Philip Morris International Inc.	6.375%	5/16/38	14,871	16,385
[7]	Philip Morris International Inc.	1.450%	8/1/39	400	256
	Philip Morris International Inc.	4.375%	11/15/41	4,890	4,224
	Philip Morris International Inc.	3.875%	8/21/42	1,750	1,399
	Philip Morris International Inc.	4.125%	3/4/43	26,645	22,003
	Philip Morris International Inc.	4.875%	11/15/43	9,345	8,539
	Philip Morris International Inc.	4.250%	11/10/44	4,290	3,583
[6]	SC Johnson & Son Inc.	4.000%	5/15/43	28,110	23,864
	Target Corp.	3.900%	11/15/47	2,000	1,727
	Target Corp.	2.950%	1/15/52	32,895	23,982
	Target Corp.	4.800%	1/15/53	21,935	21,597
	Unilever Capital Corp.	2.625%	8/12/51	2,000	1,402
[6]	United Natural Foods Inc.	6.750%	10/15/28	56	53
	Walmart Inc.	3.950%	6/28/38	24,957	23,917
	Walmart Inc.	5.625%	4/1/40	1,840	2,055
	Walmart Inc.	5.625%	4/15/41	5,585	6,308
	Walmart Inc.	4.000%	4/11/43	1,326	1,225
	Walmart Inc.	3.625%	12/15/47	13,145	11,259
	Walmart Inc.	2.950%	9/24/49	3,758	2,857
	Walmart Inc.	2.650%	9/22/51	3,000	2,171
	Walmart Inc.	4.500%	9/9/52	24,965	24,826
	Walmart Inc.	4.500%	4/15/53	38,450	38,124
					797,361
Energy (5.5%)
[6]	Antero Resources Corp.	5.375%	3/1/30	150	141
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	2,500	2,053
[6]	Bonanza Creek Energy Inc.	5.000%	10/15/26	115	109
	BP Capital Markets America Inc.	3.060%	6/17/41	25,555	19,900
	BP Capital Markets America Inc.	3.000%	2/24/50	4,160	2,977
	BP Capital Markets America Inc.	2.772%	11/10/50	37,140	25,451
	BP Capital Markets America Inc.	2.939%	6/4/51	54,570	38,313
	BP Capital Markets America Inc.	3.001%	3/17/52	26,280	18,620
	BP Capital Markets America Inc.	3.379%	2/8/61	51,895	38,425
[7]	BP Capital Markets BV	1.467%	9/21/41	300	212
	Burlington Resources LLC	5.950%	10/15/36	2,000	2,206
[6]	Cameron LNG LLC	3.701%	1/15/39	1,300	1,099
	Cheniere Energy Inc.	4.625%	10/15/28	145	138
	Cheniere Energy Partners LP	4.000%	3/1/31	170	152
	Cheniere Energy Partners LP	3.250%	1/31/32	115	96
	Chevron Corp.	3.078%	5/11/50	19,305	14,947
	Chevron USA Inc.	2.343%	8/12/50	5,790	3,781
[6]	CNX Resources Corp.	7.375%	1/15/31	65	63
	ConocoPhillips	5.900%	10/15/32	1,326	1,470
	ConocoPhillips Co.	3.758%	3/15/42	9,700	8,332
	ConocoPhillips Co.	4.300%	11/15/44	11,948	10,873
	ConocoPhillips Co.	3.800%	3/15/52	41,665	35,001
	ConocoPhillips Co.	4.025%	3/15/62	38,905	32,855
[6]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	85	84
	DCP Midstream Operating LP	5.625%	7/15/27	56	57
	DCP Midstream Operating LP	5.125%	5/15/29	180	179
[6]	DT Midstream Inc.	4.125%	6/15/29	445	395
[6]	DT Midstream Inc.	4.375%	6/15/31	175	152
[6]	EIG Pearl Holdings Sarl	4.387%	11/30/46	12,945	10,366
[6]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	150	149

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer Operating LP	5.000%	5/15/50	3,000	2,543
[6]	EnLink Midstream LLC	5.625%	1/15/28	50	49
	EnLink Midstream LLC	5.375%	6/1/29	125	121
	Enterprise Products Operating LLC	4.900%	5/15/46	1,500	1,395
	Enterprise Products Operating LLC	4.200%	1/31/50	1,500	1,255
	EOG Resources Inc.	3.900%	4/1/35	1,650	1,531
	EOG Resources Inc.	4.950%	4/15/50	16,580	16,700
[6]	EQM Midstream Partners LP	7.500%	6/1/27	85	85
[6]	EQM Midstream Partners LP	6.500%	7/1/27	145	141
	EQM Midstream Partners LP	5.500%	7/15/28	170	155
[6]	EQM Midstream Partners LP	7.500%	6/1/30	85	83
	Equinor ASA	3.625%	4/6/40	19,225	16,654
	Equinor ASA	4.250%	11/23/41	1,944	1,816
	Equinor ASA	3.950%	5/15/43	35,350	31,725
	Equinor ASA	3.250%	11/18/49	18,640	14,459
	Equinor ASA	3.700%	4/6/50	19,800	16,679
	Exxon Mobil Corp.	2.995%	8/16/39	5,178	4,184
	Exxon Mobil Corp.	4.227%	3/19/40	5,000	4,710
	Exxon Mobil Corp.	3.567%	3/6/45	10,700	8,949
	Exxon Mobil Corp.	4.114%	3/1/46	37,020	33,232
	Exxon Mobil Corp.	3.095%	8/16/49	14,590	10,986
	Exxon Mobil Corp.	4.327%	3/19/50	66,961	62,317
	Exxon Mobil Corp.	3.452%	4/15/51	30,295	24,250
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	28,363	23,325
	Genesis Energy LP / Genesis Energy Finance Corp.	6.500%	10/1/25	20	20
[3,6]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	7,850	8,230
[3,6]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	17,920	19,120
[6]	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	35	33
[6]	Hilcorp Energy I LP / Hilcorp Finance Co.	6.000%	2/1/31	45	42
	KazMunayGas National Co. JSC	6.375%	10/24/48	1,425	1,207
	Kinder Morgan Inc.	5.450%	8/1/52	3,765	3,475
	MPLX LP	5.500%	2/15/49	10,000	9,251
[6]	Northern Natural Gas Co.	3.400%	10/16/51	2,800	2,007
	Nustar Logistics LP	6.375%	10/1/30	140	135
	Occidental Petroleum Corp.	5.500%	12/1/25	30	30
	Occidental Petroleum Corp.	5.550%	3/15/26	145	146
	Occidental Petroleum Corp.	6.375%	9/1/28	285	297
	Occidental Petroleum Corp.	6.125%	1/1/31	130	136
	Occidental Petroleum Corp.	6.600%	3/15/46	80	85
[6]	Parkland Corp.	4.500%	10/1/29	150	131
[6]	Permian Resources Operating LLC	7.750%	2/15/26	120	121
[6]	Permian Resources Operating LLC	5.875%	7/1/29	285	269
	Petroleos del Peru SA	5.625%	6/19/47	4,570	2,897
	Petroleos Mexicanos	6.500%	6/2/41	476	304
	Petroleos Mexicanos	6.375%	1/23/45	77	46
	Petroleos Mexicanos	6.750%	9/21/47	397	245
	Petroleos Mexicanos	6.350%	2/12/48	1,147	677
	Petronas Capital Ltd.	3.500%	4/21/30	8,245	7,793
	Shell International Finance BV	4.125%	5/11/35	19,405	18,647
	Shell International Finance BV	6.375%	12/15/38	4,211	4,898
	Shell International Finance BV	5.500%	3/25/40	13,990	14,923
	Shell International Finance BV	2.875%	11/26/41	15,345	11,834
	Shell International Finance BV	3.625%	8/21/42	1,000	844
	Shell International Finance BV	4.550%	8/12/43	19,195	18,220
	Shell International Finance BV	4.375%	5/11/45	42,595	39,592
	Shell International Finance BV	4.000%	5/10/46	37,137	32,440
	Shell International Finance BV	3.750%	9/12/46	63,375	53,337
	Shell International Finance BV	3.125%	11/7/49	5,000	3,743

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Shell International Finance BV	3.250%	4/6/50	16,730	12,821
	Shell International Finance BV	3.000%	11/26/51	33,789	24,434
[6]	Tap Rock Resources LLC	7.000%	10/1/26	200	192
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	158	162
	Total Capital International SA	2.986%	6/29/41	28,045	22,029
	Total Capital International SA	3.461%	7/12/49	500	398
	Total Capital International SA	3.127%	5/29/50	44,285	33,052
[6]	Transocean Inc.	8.750%	2/15/30	250	252
[6]	Transocean Titan Financing Ltd.	8.375%	2/1/28	20	20
	Valero Energy Corp.	3.650%	12/1/51	1,600	1,141
	Valero Energy Corp.	4.000%	6/1/52	500	384
[6]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	240	216
[6]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	45	46
	Western Midstream Operating LP	4.500%	3/1/28	310	296
					896,558
Financials (16.0%)
	ACE Capital Trust II	9.700%	4/1/30	3,745	4,475
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/41	8,250	6,200
	Aflac Inc.	4.000%	10/15/46	1,697	1,393
	Allstate Corp.	5.250%	3/30/33	7,110	7,243
	Allstate Corp.	4.200%	12/15/46	12,485	10,538
	American International Group Inc.	4.375%	6/30/50	3,305	2,831
	Aon Corp. / Aon Global Holdings plc	3.900%	2/28/52	4,600	3,703
	Bank of America Corp.	6.110%	1/29/37	3,957	4,232
	Bank of America Corp.	4.244%	4/24/38	68,876	61,813
	Bank of America Corp.	4.078%	4/23/40	28,585	24,844
	Bank of America Corp.	2.676%	6/19/41	66,163	46,985
	Bank of America Corp.	5.875%	2/7/42	19,230	20,679
	Bank of America Corp.	3.311%	4/22/42	57,690	44,568
	Bank of America Corp.	4.443%	1/20/48	24,655	21,894
	Bank of America Corp.	3.946%	1/23/49	64,760	52,793
	Bank of America Corp.	4.330%	3/15/50	29,336	25,269
	Bank of America Corp.	4.083%	3/20/51	41,715	34,757
	Bank of America Corp.	2.831%	10/24/51	18,395	12,125
	Bank of America Corp.	2.972%	7/21/52	4,250	2,896
	Bank of America NA	6.000%	10/15/36	4,950	5,361
	Bank of New York Mellon Corp.	4.289%	6/13/33	26,880	25,896
	Bank of New York Mellon Corp.	5.834%	10/25/33	2,250	2,407
	Bank of New York Mellon Corp.	4.706%	2/1/34	6,160	6,118
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,000	1,936
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	2,000	1,878
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	11,500	10,654
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	44,185	41,672
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	8,420	6,018
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	3,000	2,006
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	62,665	53,280
[7]	Berkshire Hathaway Inc.	1.625%	3/16/35	400	352
	Berkshire Hathaway Inc.	4.500%	2/11/43	25,247	24,472
[6]	Blackstone Holdings Finance Co. LLC	3.500%	9/10/49	2,714	1,843
[6]	Blackstone Holdings Finance Co. LLC	2.800%	9/30/50	550	319
[6]	BNP Paribas SA	3.132%	1/20/33	15,335	12,848
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,500	1,331
	Chubb INA Holdings Inc.	4.350%	11/3/45	20,125	18,585
	Chubb INA Holdings Inc.	2.850%	12/15/51	1,000	706
	Chubb INA Holdings Inc.	3.050%	12/15/61	7,235	4,987
	Citigroup Inc.	3.878%	1/24/39	67,590	58,212

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	5.316%	3/26/41	10,000	9,926
	Citigroup Inc.	5.875%	1/30/42	6,270	6,690
	Citigroup Inc.	4.650%	7/30/45	15,342	14,079
	Citigroup Inc.	4.650%	7/23/48	6,702	6,188
[6]	Commonwealth Bank of Australia	3.305%	3/11/41	3,000	2,138
	Cooperatieve Rabobank UA	5.250%	5/24/41	1,375	1,465
[6]	Corebridge Financial Inc.	3.900%	4/5/32	2,610	2,294
[6]	Corebridge Financial Inc.	4.350%	4/5/42	7,445	6,144
[6]	Corebridge Financial Inc.	4.400%	4/5/52	3,990	3,120
	Equitable Holdings Inc.	5.000%	4/20/48	5,789	5,031
[6]	Five Corners Funding Trust IV	5.997%	2/15/53	3,700	3,795
[6]	FMR LLC	6.450%	11/15/39	16,010	17,189
	GATX Corp.	3.100%	6/1/51	2,725	1,758
[5]	Goldman Sachs Group Inc.	6.875%	1/18/38	400	527
	Goldman Sachs Group Inc.	4.017%	10/31/38	125,440	108,942
	Goldman Sachs Group Inc.	4.411%	4/23/39	36,547	32,815
	Goldman Sachs Group Inc.	6.250%	2/1/41	5,200	5,738
	Goldman Sachs Group Inc.	3.210%	4/22/42	2,300	1,731
	Goldman Sachs Group Inc.	2.908%	7/21/42	20,480	14,717
	Goldman Sachs Group Inc.	3.436%	2/24/43	20,660	15,956
	Goldman Sachs Group Inc.	4.800%	7/8/44	3,000	2,795
	Goldman Sachs Group Inc.	5.150%	5/22/45	2,000	1,891
	Goldman Sachs Group Inc.	4.750%	10/21/45	1,000	925
	HSBC Holdings plc	7.625%	5/17/32	3,010	3,226
	HSBC Holdings plc	2.804%	5/24/32	19,660	16,089
	HSBC Holdings plc	5.402%	8/11/33	12,820	12,686
	HSBC Holdings plc	6.500%	9/15/37	20,522	20,723
	HSBC Holdings plc	6.800%	6/1/38	48,749	51,121
[5]	HSBC Holdings plc	6.000%	3/29/40	200	229
	HSBC Holdings plc	6.100%	1/14/42	2,975	3,181
	HSBC Holdings plc	6.332%	3/9/44	32,875	34,635
	HSBC Holdings plc	5.250%	3/14/44	2,200	2,007
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,000	733
	Intercontinental Exchange Inc.	4.250%	9/21/48	9,125	8,095
	Intercontinental Exchange Inc.	3.000%	6/15/50	7,920	5,651
	Intercontinental Exchange Inc.	4.950%	6/15/52	57,395	56,973
	Intercontinental Exchange Inc.	3.000%	9/15/60	2,211	1,471
	Intercontinental Exchange Inc.	5.200%	6/15/62	44,205	44,955
	Invesco Finance plc	5.375%	11/30/43	5,163	5,176
	Jefferies Financial Group Inc.	6.500%	1/20/43	377	393
	JPMorgan Chase & Co.	6.400%	5/15/38	32,899	37,411
	JPMorgan Chase & Co.	3.882%	7/24/38	49,712	43,751
	JPMorgan Chase & Co.	5.500%	10/15/40	34,480	35,797
	JPMorgan Chase & Co.	3.109%	4/22/41	18,000	13,757
	JPMorgan Chase & Co.	5.600%	7/15/41	6,286	6,573
	JPMorgan Chase & Co.	5.400%	1/6/42	2,730	2,806
	JPMorgan Chase & Co.	3.157%	4/22/42	27,500	21,153
	JPMorgan Chase & Co.	4.260%	2/22/48	36,921	32,367
	JPMorgan Chase & Co.	4.032%	7/24/48	32,890	27,867
	JPMorgan Chase & Co.	3.964%	11/15/48	105,345	88,683
	JPMorgan Chase & Co.	3.897%	1/23/49	44,655	36,455
	JPMorgan Chase & Co.	3.109%	4/22/51	19,160	13,692
	JPMorgan Chase & Co.	3.328%	4/22/52	28,605	21,287
[6]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	205	162
[6]	LSEGA Financing plc	3.200%	4/6/41	24,545	18,849
	M&T Bank Corp.	5.053%	1/27/34	30,130	28,284
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	3,985	3,504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	6,515	4,460
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	1,500	1,722
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	7,400	7,687
[6]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	7,366	5,409
[6]	Massachusetts Mutual Life Insurance Co.	3.729%	10/15/70	15,195	10,549
	MetLife Inc.	4.125%	8/13/42	51,081	44,143
	MetLife Inc.	4.875%	11/13/43	10,000	9,406
	MetLife Inc.	4.050%	3/1/45	7,236	6,110
	MetLife Inc.	5.000%	7/15/52	6,500	6,170
	MetLife Inc.	5.250%	1/15/54	28,512	28,179
[6]	Midcap Financial Issuer Trust	5.625%	1/15/30	177	146
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	4,900	4,968
	Morgan Stanley	7.250%	4/1/32	6,870	8,100
	Morgan Stanley	2.239%	7/21/32	25,310	20,450
	Morgan Stanley	4.889%	7/20/33	8,375	8,230
	Morgan Stanley	5.250%	4/21/34	20,315	20,529
	Morgan Stanley	5.948%	1/19/38	8,990	9,025
	Morgan Stanley	3.971%	7/22/38	79,115	69,769
	Morgan Stanley	4.457%	4/22/39	6,850	6,291
	Morgan Stanley	3.217%	4/22/42	5,935	4,602
	Morgan Stanley	6.375%	7/24/42	36,920	41,725
	Morgan Stanley	4.300%	1/27/45	23,756	21,299
	Morgan Stanley	4.375%	1/22/47	24,750	22,257
	Morgan Stanley	5.597%	3/24/51	750	798
	Morgan Stanley	2.802%	1/25/52	2,725	1,819
	Nasdaq Inc.	2.500%	12/21/40	6,042	4,067
	Nasdaq Inc.	3.950%	3/7/52	1,000	789
[6]	Nationwide Mutual Insurance Co.	9.375%	8/15/39	24,046	31,855
[6]	Nationwide Mutual Insurance Co.	4.950%	4/22/44	13,215	11,651
[6]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	13,720	10,688
[6]	New York Life Insurance Co.	5.875%	5/15/33	36,125	38,330
[6]	New York Life Insurance Co.	4.450%	5/15/69	2,500	2,177
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	8,944	7,117
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	33,074	24,095
[6]	OneAmerica Financial Partners Inc.	4.250%	10/15/50	1,580	1,163
	OneMain Finance Corp.	3.500%	1/15/27	140	120
	Principal Financial Group Inc.	5.500%	3/15/53	3,956	3,836
	Progressive Corp.	4.125%	4/15/47	3,420	2,983
	Progressive Corp.	3.950%	3/26/50	1,670	1,403
	Prudential Financial Inc.	5.700%	12/14/36	1,540	1,655
	Prudential Financial Inc.	3.000%	3/10/40	3,250	2,480
	Prudential Financial Inc.	4.600%	5/15/44	1,769	1,600
	Prudential Financial Inc.	3.905%	12/7/47	1,420	1,146
	Prudential Financial Inc.	4.418%	3/27/48	390	337
	Prudential Financial Inc.	3.935%	12/7/49	1,560	1,261
	Prudential Financial Inc.	4.350%	2/25/50	1,548	1,331
	Prudential Financial Inc.	3.700%	3/13/51	6,484	4,997
[6]	Societe Generale SA	6.691%	1/10/34	12,655	13,130
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	1,800	1,290
[6]	Teachers Insurance & Annuity Assn. of America	3.300%	5/15/50	16,150	11,482
[6]	Temasek Financial I Ltd.	2.750%	8/2/61	13,455	9,511
	Travelers Cos. Inc.	4.600%	8/1/43	1,100	1,037
	Travelers Cos. Inc.	3.750%	5/15/46	2,954	2,418
	Travelers Cos. Inc.	4.000%	5/30/47	2,600	2,236
	Travelers Cos. Inc.	4.100%	3/4/49	15,000	13,028
	Travelers Cos. Inc.	3.050%	6/8/51	41,465	29,757
	Truist Financial Corp.	5.122%	1/26/34	7,155	6,937
[6]	UBS Group AG	5.959%	1/12/34	15,140	15,410

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	US Bancorp	2.491%	11/3/36	2,000	1,542
	Wachovia Corp.	5.500%	8/1/35	2,322	2,327
	Wells Fargo & Co.	3.350%	3/2/33	36,825	32,153
[5]	Wells Fargo & Co.	4.625%	11/2/35	800	949
	Wells Fargo & Co.	3.068%	4/30/41	16,910	12,696
	Wells Fargo & Co.	5.375%	11/2/43	55,167	52,986
	Wells Fargo & Co.	5.606%	1/15/44	119,265	117,149
	Wells Fargo & Co.	4.650%	11/4/44	6,127	5,371
	Wells Fargo & Co.	3.900%	5/1/45	3,837	3,147
	Wells Fargo & Co.	4.900%	11/17/45	18,930	17,016
	Wells Fargo & Co.	4.400%	6/14/46	33,292	27,899
	Wells Fargo & Co.	4.750%	12/7/46	43,559	38,057
	Wells Fargo & Co.	5.013%	4/4/51	48,280	45,716
	Wells Fargo & Co.	4.611%	4/25/53	5,300	4,749
	Wells Fargo Bank NA	6.600%	1/15/38	500	560
					2,623,192
Health Care (10.1%)
	Abbott Laboratories	4.750%	11/30/36	6,000	6,219
	Abbott Laboratories	5.300%	5/27/40	15,015	16,119
	Abbott Laboratories	4.900%	11/30/46	64,115	65,990
	AbbVie Inc.	4.300%	5/14/36	1,000	947
	AbbVie Inc.	4.050%	11/21/39	1,000	884
	AbbVie Inc.	4.875%	11/14/48	1,514	1,455
	AdventHealth Obligated Group	2.795%	11/15/51	3,000	2,030
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	7,315	6,558
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	15,205	11,806
[3]	Allina Health System	3.887%	4/15/49	3,569	3,019
	AmerisourceBergen Corp.	4.300%	12/15/47	7,869	6,760
	Amgen Inc.	5.600%	3/2/43	401	413
	Amgen Inc.	5.650%	3/2/53	23,460	24,288
	Amgen Inc.	5.750%	3/2/63	5,770	5,969
	Ascension Health	3.106%	11/15/39	3,000	2,403
	AstraZeneca plc	4.375%	11/16/45	9,000	8,639
	AstraZeneca plc	2.125%	8/6/50	2,000	1,266
	AstraZeneca plc	3.000%	5/28/51	22,190	16,828
	Baptist Health South Florida Obligated Group	3.115%	11/15/71	2,200	1,367
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,400	1,076
	Baxter International Inc.	3.132%	12/1/51	23,800	15,677
	Baylor Scott & White Holdings	2.839%	11/15/50	8,710	6,052
[7]	Becton Dickinson Euro Finance Sarl	1.336%	8/13/41	300	207
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	11,255	7,577
	Bristol-Myers Squibb Co.	4.125%	6/15/39	26,677	24,988
	Bristol-Myers Squibb Co.	2.350%	11/13/40	28,285	20,392
	Bristol-Myers Squibb Co.	4.350%	11/15/47	5,000	4,625
	Bristol-Myers Squibb Co.	4.550%	2/20/48	777	740
	Bristol-Myers Squibb Co.	4.250%	10/26/49	99,690	90,495
	Bristol-Myers Squibb Co.	2.550%	11/13/50	7,180	4,802
	Bristol-Myers Squibb Co.	3.700%	3/15/52	7,380	6,117
	Bristol-Myers Squibb Co.	3.900%	3/15/62	42,835	35,455
[6]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	125	105
[6]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	85	72
	Children's Health System of Texas	2.511%	8/15/50	2,500	1,597
	Children's Hospital of Philadelphia	2.704%	7/1/50	1,250	836
	City of Hope	5.623%	11/15/43	1,944	1,971
	City of Hope	4.378%	8/15/48	1,671	1,428
[6]	CSL Finance plc	4.750%	4/27/52	16,200	15,375
	CVS Health Corp.	2.700%	8/21/40	2,100	1,505
	Danaher Corp.	2.600%	10/1/50	2,000	1,358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	DaVita Inc.	3.750%	2/15/31	140	112
	Dignity Health	4.500%	11/1/42	1,041	921
	Dignity Health	5.267%	11/1/64	758	721
	Elevance Health Inc.	6.100%	10/15/52	3,130	3,486
	Eli Lilly & Co.	3.950%	3/15/49	5,625	5,158
[7]	Eli Lilly & Co.	1.700%	11/1/49	400	298
	Eli Lilly & Co.	2.250%	5/15/50	2,000	1,355
	Eli Lilly & Co.	4.875%	2/27/53	6,060	6,324
	Eli Lilly & Co.	2.500%	9/15/60	2,000	1,307
[7]	Eli Lilly & Co.	1.375%	9/14/61	300	172
	Eli Lilly & Co.	4.950%	2/27/63	10,460	10,881
[6]	GE HealthCare Technologies Inc.	6.377%	11/22/52	8,320	9,333
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	33,294	39,535
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	2,000	1,825
	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,250	854
	Humana Inc.	5.500%	3/15/53	10,495	10,706
	Inova Health System Foundation	4.068%	5/15/52	11,245	9,759
	Johnson & Johnson	3.550%	3/1/36	22,310	20,834
	Johnson & Johnson	3.625%	3/3/37	48,652	45,557
	Johnson & Johnson	3.400%	1/15/38	43,125	39,101
	Johnson & Johnson	2.100%	9/1/40	3,250	2,362
	Johnson & Johnson	3.700%	3/1/46	28,299	25,276
	Johnson & Johnson	3.750%	3/3/47	22,355	20,110
	Johnson & Johnson	2.450%	9/1/60	2,000	1,329
	Kaiser Foundation Hospitals	2.810%	6/1/41	17,350	12,988
	Kaiser Foundation Hospitals	4.875%	4/1/42	10,390	10,296
	Kaiser Foundation Hospitals	4.150%	5/1/47	17,944	16,226
	Kaiser Foundation Hospitals	3.002%	6/1/51	45,155	32,331
	Mass General Brigham Inc.	3.192%	7/1/49	9,050	6,773
	Mass General Brigham Inc.	3.342%	7/1/60	34,775	24,940
	Mayo Clinic	3.774%	11/15/43	11,795	10,194
	Mayo Clinic	3.196%	11/15/61	23,785	16,489
[6]	Medline Borrower LP	3.875%	4/1/29	65	57
[6]	Medline Borrower LP	5.250%	10/1/29	70	61
	Medtronic Inc.	4.375%	3/15/35	4,115	4,103
	Medtronic Inc.	4.625%	3/15/45	16,209	16,362
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	2,000	1,767
	Merck & Co. Inc.	3.900%	3/7/39	4,400	4,022
	Merck & Co. Inc.	3.700%	2/10/45	70,945	61,912
	Merck & Co. Inc.	4.000%	3/7/49	7,784	6,989
	Merck & Co. Inc.	2.750%	12/10/51	3,500	2,488
	Merck & Co. Inc.	2.900%	12/10/61	2,180	1,485
	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	2,000	1,409
	New York and Presbyterian Hospital	2.256%	8/1/40	4,777	3,319
	New York and Presbyterian Hospital	4.024%	8/1/45	12,210	10,648
	New York and Presbyterian Hospital	4.063%	8/1/56	3,743	3,257
	New York and Presbyterian Hospital	4.763%	8/1/16	5,250	4,571
	Northwell Healthcare Inc.	4.800%	11/1/42	1,041	942
	Northwell Healthcare Inc.	3.979%	11/1/46	1,944	1,559
	Northwell Healthcare Inc.	4.260%	11/1/47	947	795
	Northwell Healthcare Inc.	3.809%	11/1/49	3,784	2,929
	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	3,500	2,305
	Novant Health Inc.	2.637%	11/1/36	2,000	1,576
	Novant Health Inc.	3.168%	11/1/51	5,500	4,017
	Novant Health Inc.	3.318%	11/1/61	26,665	18,681
	Novartis Capital Corp.	4.400%	5/6/44	24,840	24,385
	NYU Langone Hospitals	4.784%	7/1/44	1,944	1,855

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	OhioHealth Corp.	2.834%	11/15/41	4,875	3,652
[6]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	210	193
[3]	Orlando Health Obligated Group	3.327%	10/1/50	1,350	979
[6]	Owens & Minor Inc.	6.625%	4/1/30	20	17
	Partners Healthcare System Inc.	3.765%	7/1/48	6,455	5,313
	PeaceHealth Obligated Group	4.787%	11/15/48	6,015	5,581
	Pfizer Inc.	4.100%	9/15/38	20,280	19,197
	Pfizer Inc.	3.900%	3/15/39	34,185	31,212
	Pfizer Inc.	7.200%	3/15/39	33,687	42,473
	Pfizer Inc.	4.300%	6/15/43	2,865	2,705
	Pfizer Inc.	4.400%	5/15/44	8,165	7,886
	Pfizer Inc.	4.125%	12/15/46	12,734	11,733
	Pfizer Inc.	4.200%	9/15/48	14,686	13,731
	Piedmont Healthcare Inc.	2.719%	1/1/42	2,000	1,402
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	4,605	3,550
[6]	Roche Holdings Inc.	2.607%	12/13/51	39,700	27,570
	Stanford Health Care	3.310%	8/15/30	2,140	1,964
	Stanford Health Care	3.027%	8/15/51	25,000	18,123
	Sutter Health	3.161%	8/15/40	22,915	17,590
	Sutter Health	3.361%	8/15/50	11,962	8,702
	Tenet Healthcare Corp.	4.625%	9/1/24	20	20
	Tenet Healthcare Corp.	4.875%	1/1/26	192	189
	Tenet Healthcare Corp.	6.250%	2/1/27	90	90
	Tenet Healthcare Corp.	4.250%	6/1/29	133	122
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	65	68
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	250	264
[7]	Thermo Fisher Scientific Finance I BV	2.000%	10/18/51	500	349
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	6,460	4,948
	UnitedHealth Group Inc.	4.625%	7/15/35	10,000	10,096
	UnitedHealth Group Inc.	5.800%	3/15/36	34,886	38,420
	UnitedHealth Group Inc.	6.875%	2/15/38	6,575	7,988
	UnitedHealth Group Inc.	3.500%	8/15/39	20,796	17,851
	UnitedHealth Group Inc.	2.750%	5/15/40	1,520	1,161
	UnitedHealth Group Inc.	3.050%	5/15/41	21,325	16,936
	UnitedHealth Group Inc.	4.375%	3/15/42	23,917	22,304
	UnitedHealth Group Inc.	3.950%	10/15/42	1,041	917
	UnitedHealth Group Inc.	4.750%	7/15/45	48,920	47,697
	UnitedHealth Group Inc.	4.250%	4/15/47	14,906	13,472
	UnitedHealth Group Inc.	3.750%	10/15/47	25,610	21,403
	UnitedHealth Group Inc.	4.250%	6/15/48	27,767	25,167
	UnitedHealth Group Inc.	4.450%	12/15/48	2,890	2,686
	UnitedHealth Group Inc.	3.700%	8/15/49	21,722	17,883
	UnitedHealth Group Inc.	2.900%	5/15/50	3,000	2,150
	UnitedHealth Group Inc.	3.250%	5/15/51	25,845	19,571
	UnitedHealth Group Inc.	4.750%	5/15/52	9,165	8,897
	UnitedHealth Group Inc.	5.875%	2/15/53	45,155	50,970
	UnitedHealth Group Inc.	5.050%	4/15/53	6,125	6,216
	UnitedHealth Group Inc.	4.950%	5/15/62	20,415	20,003
	UnitedHealth Group Inc.	6.050%	2/15/63	9,415	10,842
	UnitedHealth Group Inc.	5.200%	4/15/63	6,125	6,239
	Wyeth LLC	6.500%	2/1/34	1,240	1,447
	Wyeth LLC	5.950%	4/1/37	53,438	60,258
	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,250	793
					1,655,447
Industrials (4.7%)
	3M Co.	3.250%	8/26/49	1,700	1,291
[6]	Air Canada	3.875%	8/15/26	195	180

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Airbus SE	2.375%	6/9/40	300	260
[6]	Allison Transmission Inc.	4.750%	10/1/27	221	211
[6]	American Airlines Inc.	11.750%	7/15/25	50	55
[6]	American Airlines Inc.	7.250%	2/15/28	55	53
[6]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	150	147
[3,6]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	730	694
[6]	Aramark Services Inc.	6.375%	5/1/25	80	80
	Burlington Northern Santa Fe LLC	7.950%	8/15/30	1,658	1,980
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	10,000	10,811
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	2,000	1,999
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	24,790	23,018
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	41,150	38,288
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	11,200	10,442
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,470	2,522
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	19,000	18,787
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	43,085	40,785
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	12,335	11,008
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	11,910	10,541
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	5,082	4,459
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	18,399	16,309
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	19,445	15,693
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	4,000	2,908
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	17,015	12,993
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	5,830	4,087
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	3,000	2,820
	Canadian National Railway Co.	3.200%	8/2/46	1,000	768
	Canadian National Railway Co.	3.650%	2/3/48	28,169	23,553
	Canadian National Railway Co.	4.450%	1/20/49	10,180	9,621
	Canadian National Railway Co.	4.400%	8/5/52	2,405	2,278
	Canadian Pacific Railway Co.	3.100%	12/2/51	4,490	3,223
[6]	Cargo Aircraft Management Inc.	4.750%	2/1/28	100	90
	Caterpillar Inc.	6.050%	8/15/36	2,968	3,379
	Caterpillar Inc.	3.803%	8/15/42	26,112	23,430
[6]	Chart Industries Inc.	7.500%	1/1/30	30	31
[6]	Chart Industries Inc.	9.500%	1/1/31	20	21
	CSX Corp.	4.500%	11/15/52	3,750	3,445
	Delta Air Lines Inc.	2.900%	10/28/24	70	68
	Delta Air Lines Inc.	3.750%	10/28/29	160	144
	Eaton Corp.	4.700%	8/23/52	2,335	2,244
	Emerson Electric Co.	2.800%	12/21/51	4,130	2,788
	Empresa de los Ferrocarriles del Estado	3.830%	9/14/61	3,240	2,240
[6]	Gates Global LLC / Gates Corp.	6.250%	1/15/26	53	53
[5]	Gatwick Funding Ltd.	2.875%	7/5/51	400	311
	General Dynamics Corp.	4.250%	4/1/40	8,325	7,780
	General Dynamics Corp.	4.250%	4/1/50	701	652
[7]	General Electric Co.	2.125%	5/17/37	300	262
[5]	Heathrow Funding Ltd.	2.750%	8/9/51	300	236
	Honeywell International Inc.	5.000%	2/15/33	6,990	7,369
[7]	Honeywell International Inc.	4.125%	11/2/34	358	402
	Honeywell International Inc.	5.700%	3/15/36	10,300	11,417
	Honeywell International Inc.	5.700%	3/15/37	6,250	6,914
[3]	JetBlue Class AA Series 2019-1 Pass Through Trust	2.750%	11/15/33	1,238	1,043
[6]	LBJ Infrastructure Group LLC	3.797%	12/31/57	14,570	9,956
	Lockheed Martin Corp.	5.250%	1/15/33	2,670	2,853
	Lockheed Martin Corp.	3.600%	3/1/35	2,000	1,860
	Lockheed Martin Corp.	4.500%	5/15/36	12,189	12,164
	Lockheed Martin Corp.	4.070%	12/15/42	7,394	6,786
	Lockheed Martin Corp.	3.800%	3/1/45	8,572	7,439

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lockheed Martin Corp.	4.700%	5/15/46	4,544	4,507
	Lockheed Martin Corp.	2.800%	6/15/50	26,945	19,620
	Lockheed Martin Corp.	4.090%	9/15/52	29,552	26,472
	Lockheed Martin Corp.	4.150%	6/15/53	61,695	55,771
	Lockheed Martin Corp.	4.300%	6/15/62	4,070	3,673
	Lockheed Martin Corp.	5.900%	11/15/63	12,770	14,899
[6]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	346	346
[5]	Motability Operations Group plc	2.375%	7/3/39	600	532
	Norfolk Southern Corp.	4.550%	6/1/53	3,390	3,073
	Northrop Grumman Corp.	4.700%	3/15/33	16,450	16,549
	Northrop Grumman Corp.	5.250%	5/1/50	700	722
	Northrop Grumman Corp.	4.950%	3/15/53	17,410	17,207
	Raytheon Technologies Corp.	5.400%	5/1/35	1,260	1,318
	Raytheon Technologies Corp.	5.700%	4/15/40	1,000	1,056
	Raytheon Technologies Corp.	4.200%	12/15/44	1,000	840
	Raytheon Technologies Corp.	4.050%	5/4/47	4,000	3,468
	Raytheon Technologies Corp.	5.375%	2/27/53	22,950	24,134
	Republic Services Inc.	5.000%	4/1/34	11,230	11,489
	Rockwell Automation Inc.	2.800%	8/15/61	17,445	11,395
[6]	Rolls-Royce plc	3.625%	10/14/25	50	47
[6]	Rolls-Royce plc	5.750%	10/15/27	710	708
[6]	Siemens Financieringsmaatschappij NV	2.875%	3/11/41	6,168	4,794
	Sitios Latinoamerica SAB de CV	5.375%	4/4/32	7,583	6,938
[6]	Spirit AeroSystems Inc.	7.500%	4/15/25	29	29
	Spirit AeroSystems Inc.	4.600%	6/15/28	49	41
[6]	Spirit AeroSystems Inc.	9.375%	11/30/29	269	289
[6]	TopBuild Corp.	3.625%	3/15/29	45	39
[6]	TopBuild Corp.	4.125%	2/15/32	85	73
[6]	TransDigm Inc.	6.250%	3/15/26	574	577
[6]	TransDigm Inc.	6.750%	8/15/28	60	61
	TransDigm Inc.	4.625%	1/15/29	215	195
	Union Pacific Corp.	3.600%	9/15/37	18,335	16,208
	Union Pacific Corp.	3.375%	2/14/42	20,855	17,249
	Union Pacific Corp.	2.950%	3/10/52	39,160	27,747
	Union Pacific Corp.	3.500%	2/14/53	31,090	24,688
	Union Pacific Corp.	3.550%	5/20/61	7,500	5,710
	Union Pacific Corp.	5.150%	1/20/63	31,730	32,348
	Union Pacific Corp.	3.850%	2/14/72	20,415	16,156
[3]	United Airlines Class AA Series 2019-2 Pass Through Trust	2.700%	11/1/33	1,719	1,467
[6]	United Airlines Inc.	4.375%	4/15/26	405	387
[6]	United Airlines Inc.	4.625%	4/15/29	300	272
	United Parcel Service Inc.	4.875%	11/15/40	3,000	3,012
	United Parcel Service Inc.	4.250%	3/15/49	2,000	1,823
	United Parcel Service Inc.	3.400%	9/1/49	3,837	3,092
	United Parcel Service Inc.	5.300%	4/1/50	2,205	2,367
					770,629
Materials (1.0%)
[6]	Advanced Drainage Systems Inc.	6.375%	6/15/30	50	50
	Air Products and Chemicals Inc.	2.700%	5/15/40	2,995	2,314
	Air Products and Chemicals Inc.	2.800%	5/15/50	3,040	2,218
[6]	Arconic Corp.	6.000%	5/15/25	45	45
[6]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	52	51
[6]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	175	144
[6]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	25	24

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ball Corp.	2.875%	8/15/30	324	272
	Ball Corp.	3.125%	9/15/31	165	137
[6]	Berry Global Inc.	4.875%	7/15/26	236	231
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	29,647	27,031
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	6,251	6,351
[6]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	160	159
[6]	Canpack SA / Canpack US LLC	3.875%	11/15/29	405	326
[6]	Chemours Co.	4.625%	11/15/29	385	317
[6]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	16,105	12,102
	Ecolab Inc.	3.950%	12/1/47	1,558	1,347
	Ecolab Inc.	2.125%	8/15/50	1,380	831
	Ecolab Inc.	2.700%	12/15/51	34,110	22,950
[6]	Element Solutions Inc.	3.875%	9/1/28	127	113
[6]	Graphic Packaging International LLC	3.500%	3/15/28	72	66
[6]	Hudbay Minerals Inc.	4.500%	4/1/26	445	414
[6]	Ingevity Corp.	3.875%	11/1/28	80	70
[6]	Kaiser Aluminum Corp.	4.500%	6/1/31	245	194
	Linde Inc.	3.550%	11/7/42	1,799	1,498
[6]	Novelis Corp.	4.750%	1/30/30	137	124
[6]	Novelis Corp.	3.875%	8/15/31	177	148
	Nutrien Ltd.	5.800%	3/27/53	3,305	3,425
[6]	Olympus Water US Holding Corp.	4.250%	10/1/28	258	220
[6]	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc.	4.375%	10/15/28	215	189
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,000	2,066
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	31,810	22,187
	Rio Tinto Finance USA plc	5.000%	3/9/33	7,450	7,694
	Rio Tinto Finance USA plc	4.125%	8/21/42	29,895	27,056
	Rio Tinto Finance USA plc	5.125%	3/9/53	21,575	22,172
[6]	Sealed Air Corp.	5.000%	4/15/29	200	192
[6]	SPCM SA	3.125%	3/15/27	305	274
[6]	SPCM SA	3.375%	3/15/30	240	200
[6]	WR Grace Holdings LLC	5.625%	8/15/29	230	198
[6]	WR Grace Holdings LLC	7.375%	3/1/31	30	30
					165,430
Real Estate (0.5%)
	Agree LP	2.600%	6/15/33	1,760	1,396
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	3,800	3,617
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	2,720	2,322
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,935	1,455
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	4,650	3,275
	Alexandria Real Estate Equities Inc.	5.150%	4/15/53	2,000	1,834
	American Homes 4 Rent LP	3.375%	7/15/51	1,925	1,272
	Crown Castle International Corp.	2.900%	4/1/41	4,700	3,351
	ERP Operating LP	4.500%	7/1/44	4,669	4,197
	Essex Portfolio LP	4.500%	3/15/48	1,700	1,421
	Mid-America Apartments LP	2.875%	9/15/51	2,250	1,469
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	435	298
	National Retail Properties Inc.	4.800%	10/15/48	500	426
	National Retail Properties Inc.	3.100%	4/15/50	5,790	3,664
	National Retail Properties Inc.	3.500%	4/15/51	3,330	2,299
[6]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	3,000	2,809
[7]	Prologis Euro Finance LLC	4.250%	1/31/43	600	602
	Prologis LP	5.250%	6/15/53	10,772	10,793
	SBA Communications Corp.	3.875%	2/15/27	205	191
	SBA Communications Corp.	3.125%	2/1/29	195	167
	Simon Property Group LP	4.250%	10/1/44	3,005	2,476

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	3.250%	9/13/49	33,520	22,951
	Simon Property Group LP	3.800%	7/15/50	4,500	3,384
					75,669
Technology (10.2%)
	Advanced Micro Devices Inc.	4.393%	6/1/52	3,410	3,177
	Apple Inc.	2.375%	2/8/41	18,015	13,498
	Apple Inc.	3.850%	5/4/43	51,554	47,160
	Apple Inc.	3.450%	2/9/45	45,360	38,726
	Apple Inc.	4.375%	5/13/45	25,166	24,391
	Apple Inc.	4.650%	2/23/46	36,937	37,169
	Apple Inc.	3.850%	8/4/46	42,955	38,418
	Apple Inc.	4.250%	2/9/47	39,099	37,610
	Apple Inc.	3.750%	11/13/47	24,095	21,094
	Apple Inc.	2.950%	9/11/49	34,025	25,784
	Apple Inc.	2.400%	8/20/50	4,140	2,811
	Apple Inc.	2.650%	2/8/51	59,650	41,861
	Apple Inc.	2.700%	8/5/51	53,725	37,957
	Apple Inc.	3.950%	8/8/52	33,965	30,315
	Apple Inc.	2.550%	8/20/60	7,000	4,634
	Apple Inc.	2.850%	8/5/61	1,600	1,098
	Apple Inc.	4.100%	8/8/62	27,070	24,103
	Applied Materials Inc.	5.100%	10/1/35	95	99
	Applied Materials Inc.	4.350%	4/1/47	1,775	1,679
	Block Inc.	3.500%	6/1/31	25	20
[6]	Broadcom Inc.	3.187%	11/15/36	2,230	1,698
	Cisco Systems Inc.	5.900%	2/15/39	23,465	26,449
	Cisco Systems Inc.	5.500%	1/15/40	17,202	18,689
[6]	CommScope Inc.	6.000%	3/1/26	65	62
[6]	CommScope Inc.	7.125%	7/1/28	136	97
	Dell International LLC / EMC Corp.	5.750%	2/1/33	9,783	9,911
	Dell International LLC / EMC Corp.	8.100%	7/15/36	1,727	2,032
[6]	Dell International LLC / EMC Corp.	3.375%	12/15/41	3,000	2,121
[6]	Entegris Escrow Corp.	4.750%	4/15/29	1,980	1,842
[6]	Entegris Escrow Corp.	5.950%	6/15/30	490	466
[6]	Imola Merger Corp.	4.750%	5/15/29	225	195
	Intel Corp.	5.625%	2/10/43	19,950	20,482
	Intel Corp.	4.100%	5/19/46	7,330	6,201
	Intel Corp.	4.100%	5/11/47	33,355	27,937
	Intel Corp.	3.734%	12/8/47	56,122	44,217
	Intel Corp.	3.250%	11/15/49	42,600	30,105
	Intel Corp.	4.750%	3/25/50	5,500	4,997
	Intel Corp.	3.050%	8/12/51	17,768	12,086
	Intel Corp.	4.900%	8/5/52	32,465	29,969
	Intel Corp.	5.700%	2/10/53	21,640	22,123
	Intel Corp.	3.100%	2/15/60	19,740	12,765
	Intel Corp.	3.200%	8/12/61	3,400	2,245
	Intel Corp.	5.050%	8/5/62	23,310	21,471
	Intel Corp.	5.900%	2/10/63	14,300	14,723
	International Business Machines Corp.	4.150%	5/15/39	39,305	34,828
	International Business Machines Corp.	4.000%	6/20/42	4,443	3,810
	International Business Machines Corp.	4.250%	5/15/49	37,215	32,142
	International Business Machines Corp.	3.430%	2/9/52	13,845	10,130
	International Business Machines Corp.	4.900%	7/27/52	21,500	20,097
	International Business Machines Corp.	5.100%	2/6/53	14,470	13,963
	KLA Corp.	5.000%	3/15/49	1,256	1,232
	KLA Corp.	4.950%	7/15/52	3,790	3,752
	Mastercard Inc.	3.950%	2/26/48	25,075	22,710
	Mastercard Inc.	3.650%	6/1/49	2,422	2,086

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mastercard Inc.	3.850%	3/26/50	4,500	3,978
	Mastercard Inc.	2.950%	3/15/51	3,000	2,259
[6]	McAfee Corp.	7.375%	2/15/30	470	391
	Microsoft Corp.	3.500%	2/12/35	14,553	13,911
	Microsoft Corp.	2.525%	6/1/50	194,633	138,077
	Microsoft Corp.	2.921%	3/17/52	102,717	78,481
	Microsoft Corp.	2.675%	6/1/60	68,199	47,250
	Microsoft Corp.	3.041%	3/17/62	49,409	37,209
	NVIDIA Corp.	3.500%	4/1/40	22,525	19,364
	NVIDIA Corp.	3.500%	4/1/50	22,660	18,501
	NVIDIA Corp.	3.700%	4/1/60	13,140	10,566
	Oracle Corp.	4.900%	2/6/33	5,670	5,576
	Oracle Corp.	6.500%	4/15/38	42,605	46,535
	Oracle Corp.	5.375%	7/15/40	19,240	18,531
	Oracle Corp.	4.125%	5/15/45	24,805	19,565
	Oracle Corp.	4.000%	7/15/46	22,790	17,507
	Oracle Corp.	6.900%	11/9/52	7,600	8,503
	QUALCOMM Inc.	4.800%	5/20/45	12,300	12,173
	QUALCOMM Inc.	4.300%	5/20/47	43,145	39,950
	QUALCOMM Inc.	4.500%	5/20/52	19,500	18,051
	QUALCOMM Inc.	6.000%	5/20/53	25,365	28,864
	S&P Global Inc.	3.250%	12/1/49	2,000	1,516
	S&P Global Inc.	3.700%	3/1/52	64,678	54,098
[6]	Sabre GLBL Inc.	7.375%	9/1/25	94	84
	salesforce.com Inc.	2.700%	7/15/41	5,150	3,855
	salesforce.com Inc.	2.900%	7/15/51	30,670	21,765
	salesforce.com Inc.	3.050%	7/15/61	20,640	14,141
[6]	SS&C Technologies Inc.	5.500%	9/30/27	287	278
	Texas Instruments Inc.	3.875%	3/15/39	6,056	5,556
	Texas Instruments Inc.	4.100%	8/16/52	1,250	1,144
	Texas Instruments Inc.	5.000%	3/14/53	26,310	27,274
	Visa Inc.	2.700%	4/15/40	4,500	3,583
	Visa Inc.	4.300%	12/14/45	38,196	37,107
	Visa Inc.	3.650%	9/15/47	37,123	32,551
	Visa Inc.	2.000%	8/15/50	5,530	3,502
					1,680,933
Utilities (15.8%)
	AEP Transmission Co. LLC	3.750%	12/1/47	38,300	31,523
	AEP Transmission Co. LLC	4.250%	9/15/48	5,580	4,934
	AEP Transmission Co. LLC	3.800%	6/15/49	5,436	4,505
	AEP Transmission Co. LLC	3.150%	9/15/49	5,763	4,224
	AEP Transmission Co. LLC	3.650%	4/1/50	3,525	2,822
	AEP Transmission Co. LLC	4.500%	6/15/52	8,950	8,286
	AEP Transmission Co. LLC	5.400%	3/15/53	1,130	1,191
	Alabama Power Co.	6.000%	3/1/39	9,745	10,410
	Alabama Power Co.	5.500%	3/15/41	26,874	26,790
	Alabama Power Co.	5.200%	6/1/41	14,920	14,539
	Alabama Power Co.	3.850%	12/1/42	1,065	897
	Alabama Power Co.	3.750%	3/1/45	23,325	18,951
	Alabama Power Co.	3.450%	10/1/49	1,944	1,466
	Alabama Power Co.	3.125%	7/15/51	2,700	1,922
	Ameren Illinois Co.	4.500%	3/15/49	27,960	25,985
	Ameren Illinois Co.	2.900%	6/15/51	3,000	2,089
	Ameren Illinois Co.	5.900%	12/1/52	3,310	3,740
	Appalachian Power Co.	6.700%	8/15/37	17,970	19,967
	Appalachian Power Co.	4.400%	5/15/44	1,995	1,729
	Appalachian Power Co.	3.700%	5/1/50	3,760	2,905
	Atmos Energy Corp.	4.150%	1/15/43	1,420	1,265

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atmos Energy Corp.	4.125%	10/15/44	2,150	1,880
	Atmos Energy Corp.	3.375%	9/15/49	2,890	2,212
	Atmos Energy Corp.	5.750%	10/15/52	17,575	19,244
	Baltimore Gas and Electric Co.	6.350%	10/1/36	1,165	1,315
	Baltimore Gas and Electric Co.	4.250%	9/15/48	26,475	23,098
	Baltimore Gas and Electric Co.	4.550%	6/1/52	1,840	1,701
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	6,612	7,402
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	4,890	5,349
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	25,000	25,041
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	45,725	41,857
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	5,000	4,539
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	3,730	2,577
[6]	Brooklyn Union Gas Co.	4.487%	3/4/49	35,000	27,967
[5]	Cadent Finance plc	2.750%	9/22/46	200	154
[6]	Calpine Corp.	5.125%	3/15/28	295	273
	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	5,200	3,647
	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,330	1,021
	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	2,000	1,603
	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	3,800	3,744
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	330	346
	CenterPoint Energy Inc.	3.700%	9/1/49	1,244	957
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	2,615	2,212
[5]	Centrica plc	4.250%	9/12/44	300	301
[6]	Clearway Energy Operating LLC	3.750%	2/15/31	230	197
	CMS Energy Corp.	4.875%	3/1/44	2,902	2,692
	Comision Federal de Electricidad	3.875%	7/26/33	2,245	1,747
	Commonwealth Edison Co.	5.900%	3/15/36	2,370	2,571
	Commonwealth Edison Co.	3.800%	10/1/42	20,733	17,622
	Commonwealth Edison Co.	4.600%	8/15/43	15,205	14,337
	Commonwealth Edison Co.	4.700%	1/15/44	15,891	15,206
	Commonwealth Edison Co.	3.700%	3/1/45	17,765	14,478
	Commonwealth Edison Co.	4.350%	11/15/45	11,060	9,940
	Commonwealth Edison Co.	3.650%	6/15/46	13,732	11,098
	Commonwealth Edison Co.	4.000%	3/1/48	8,765	7,522
	Commonwealth Edison Co.	4.000%	3/1/49	13,485	11,441
	Commonwealth Edison Co.	3.000%	3/1/50	2,000	1,435
	Commonwealth Edison Co.	3.125%	3/15/51	2,060	1,495
	Commonwealth Edison Co.	2.750%	9/1/51	1,500	1,007
	Commonwealth Edison Co.	3.850%	3/15/52	1,500	1,244
	Commonwealth Edison Co.	5.300%	2/1/53	2,170	2,266
	Connecticut Light and Power Co.	6.350%	6/1/36	14,382	15,928
	Connecticut Light and Power Co.	4.300%	4/15/44	1,390	1,241
	Connecticut Light and Power Co.	4.150%	6/1/45	17,480	15,212
	Connecticut Light and Power Co.	4.000%	4/1/48	6,645	5,775
	Connecticut Light and Power Co.	5.250%	1/15/53	2,100	2,204
	Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	691	682
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,947	10,537
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	10,637	11,919
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	9,600	11,180
	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,668	8,786
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	852	880
	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,501	9,258
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	8,740	7,468
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	50,016	45,531
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	5,715	5,175
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	7,000	5,687
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,000	815
	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	6,790	6,210

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	4,044	3,436
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	2,000	1,674
Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	37,355	27,151
Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	10,315	11,639
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	5,425	4,890
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	947	826
Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	25,563	16,946
Consumers Energy Co.	3.250%	8/15/46	3,270	2,497
Consumers Energy Co.	3.750%	2/15/50	1,944	1,599
Consumers Energy Co.	3.100%	8/15/50	33,646	24,442
Consumers Energy Co.	2.650%	8/15/52	19,985	13,534
Consumers Energy Co.	4.200%	9/1/52	11,380	10,058
Consumers Energy Co.	2.500%	5/1/60	21,681	12,817
Dominion Energy South Carolina Inc.	6.050%	1/15/38	11,775	12,993
Dominion Energy South Carolina Inc.	5.450%	2/1/41	3,000	3,082
Dominion Energy South Carolina Inc.	4.600%	6/15/43	2,340	2,172
DTE Electric Co.	4.300%	7/1/44	3,320	2,973
DTE Electric Co.	3.700%	3/15/45	2,910	2,398
DTE Electric Co.	2.950%	3/1/50	2,235	1,585
DTE Electric Co.	3.250%	4/1/51	2,000	1,495
DTE Electric Co.	3.650%	3/1/52	10,715	8,628
DTE Electric Co.	5.400%	4/1/53	5,560	5,889
Duke Energy Carolinas LLC	6.100%	6/1/37	11,230	12,346
Duke Energy Carolinas LLC	5.300%	2/15/40	8,910	9,283
Duke Energy Carolinas LLC	4.250%	12/15/41	16,300	14,665
Duke Energy Carolinas LLC	4.000%	9/30/42	42,092	36,290
Duke Energy Carolinas LLC	3.750%	6/1/45	1,643	1,352
Duke Energy Carolinas LLC	3.875%	3/15/46	2,000	1,660
Duke Energy Carolinas LLC	3.700%	12/1/47	1,500	1,213
Duke Energy Carolinas LLC	3.200%	8/15/49	947	703
Duke Energy Carolinas LLC	3.450%	4/15/51	10,945	8,402
Duke Energy Carolinas LLC	3.550%	3/15/52	1,300	1,029
Duke Energy Carolinas LLC	5.350%	1/15/53	3,189	3,347
Duke Energy Corp.	4.200%	6/15/49	3,645	3,014
Duke Energy Corp.	5.000%	8/15/52	16,620	15,617
Duke Energy Florida LLC	6.350%	9/15/37	758	854
Duke Energy Florida LLC	5.650%	4/1/40	3,350	3,543
Duke Energy Florida LLC	3.850%	11/15/42	1,466	1,249
Duke Energy Florida LLC	3.400%	10/1/46	2,000	1,555
Duke Energy Florida LLC	4.200%	7/15/48	2,950	2,588
Duke Energy Florida LLC	3.000%	12/15/51	2,450	1,725
Duke Energy Indiana LLC	6.120%	10/15/35	1,000	1,084
Duke Energy Indiana LLC	6.350%	8/15/38	775	888
Duke Energy Indiana LLC	6.450%	4/1/39	10,411	11,796
Duke Energy Indiana LLC	4.200%	3/15/42	12,700	10,974
Duke Energy Indiana LLC	4.900%	7/15/43	29,514	28,779
Duke Energy Indiana LLC	2.750%	4/1/50	9,000	5,987
Duke Energy Indiana LLC	5.400%	4/1/53	17,060	17,643
Duke Energy Ohio Inc.	3.700%	6/15/46	10,325	8,056
Duke Energy Ohio Inc.	4.300%	2/1/49	1,000	862
Duke Energy Ohio Inc.	5.650%	4/1/53	3,305	3,501
Duke Energy Progress LLC	4.100%	5/15/42	2,250	1,976
Duke Energy Progress LLC	4.100%	3/15/43	23,186	20,171
Duke Energy Progress LLC	4.150%	12/1/44	29,945	26,102
Duke Energy Progress LLC	4.200%	8/15/45	22,105	19,204
Duke Energy Progress LLC	3.700%	10/15/46	22,000	17,570
Duke Energy Progress LLC	3.600%	9/15/47	2,000	1,571
Duke Energy Progress LLC	2.500%	8/15/50	1,000	632

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Progress LLC	2.900%	8/15/51	14,785	10,147
	Duke Energy Progress LLC	4.000%	4/1/52	7,295	6,140
[7]	Enel Finance International NV	4.500%	2/20/43	400	428
[5]	Engie SA	5.000%	10/1/60	500	578
	Entergy Arkansas LLC	2.650%	6/15/51	2,665	1,732
	Entergy Louisiana LLC	4.000%	3/15/33	651	616
	Entergy Louisiana LLC	4.950%	1/15/45	1,046	999
	Entergy Louisiana LLC	4.200%	9/1/48	1,400	1,217
	Entergy Louisiana LLC	4.200%	4/1/50	1,500	1,298
	Entergy Louisiana LLC	2.900%	3/15/51	2,800	1,917
	Evergy Kansas Central Inc.	4.125%	3/1/42	1,112	961
	Evergy Kansas Central Inc.	4.625%	9/1/43	1,231	1,068
	Evergy Kansas Central Inc.	3.250%	9/1/49	8,050	5,877
	Evergy Kansas Central Inc.	3.450%	4/15/50	500	377
	Exelon Corp.	4.100%	3/15/52	2,365	1,962
	FirstEnergy Corp.	2.650%	3/1/30	1,475	1,274
	Florida Power & Light Co.	5.650%	2/1/37	1,500	1,618
	Florida Power & Light Co.	5.960%	4/1/39	947	1,050
	Florida Power & Light Co.	5.690%	3/1/40	663	721
	Florida Power & Light Co.	5.250%	2/1/41	2,779	2,868
	Florida Power & Light Co.	3.950%	3/1/48	5,859	5,102
	Florida Power & Light Co.	3.990%	3/1/49	2,890	2,518
	Florida Power & Light Co.	5.300%	4/1/53	19,690	20,977
	Georgia Power Co.	4.750%	9/1/40	33,945	31,876
	Georgia Power Co.	4.300%	3/15/42	10,641	9,430
	Georgia Power Co.	3.700%	1/30/50	17,230	13,507
	Idaho Power Co.	5.500%	3/15/53	1,530	1,620
	Indiana Michigan Power Co.	5.625%	4/1/53	4,945	5,270
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	17,551	17,193
	Kentucky Utilities Co.	5.125%	11/1/40	5,084	5,019
	Kentucky Utilities Co.	4.375%	10/1/45	18,000	15,814
	Kentucky Utilities Co.	3.300%	6/1/50	1,900	1,390
	Louisville Gas and Electric Co.	4.250%	4/1/49	17,050	14,814
[6]	Massachusetts Electric Co.	4.004%	8/15/46	10,890	8,477
	MidAmerican Energy Co.	5.800%	10/15/36	1,473	1,623
	MidAmerican Energy Co.	4.800%	9/15/43	22,525	21,875
	MidAmerican Energy Co.	4.250%	5/1/46	24,721	21,913
	MidAmerican Energy Co.	3.950%	8/1/47	2,000	1,722
	MidAmerican Energy Co.	4.250%	7/15/49	15,510	13,939
	MidAmerican Energy Co.	3.150%	4/15/50	1,000	746
	MidAmerican Energy Co.	2.700%	8/1/52	1,250	852
[6]	Monongahela Power Co.	5.400%	12/15/43	10,640	10,813
[5]	National Grid Electricity Transmission plc	5.272%	1/18/43	600	729
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	2,100	1,970
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	13,055	11,473
	Nevada Power Co.	6.650%	4/1/36	5,830	6,705
	Nevada Power Co.	5.450%	5/15/41	21,620	21,910
[6]	New England Power Co.	2.807%	10/6/50	15,615	10,448
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	26,465	26,211
[6]	NextEra Energy Operating Partners LP	3.875%	10/15/26	205	192
[6]	NextEra Energy Operating Partners LP	4.500%	9/15/27	40	38
	Northern States Power Co.	6.250%	6/1/36	780	873
	Northern States Power Co.	6.200%	7/1/37	1,944	2,175
	Northern States Power Co.	5.350%	11/1/39	758	791
	Northern States Power Co.	3.400%	8/15/42	1,000	822
	Northern States Power Co.	4.000%	8/15/45	805	694
	Northern States Power Co.	3.600%	9/15/47	12,525	10,260
	Northern States Power Co.	4.200%	9/1/48	12,250	10,291

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern States Power Co.	2.600%	6/1/51	14,765	9,998
	Northern States Power Co.	4.500%	6/1/52	3,000	2,821
	NRG Energy Inc.	6.625%	1/15/27	24	24
	NSTAR Electric Co.	3.100%	6/1/51	1,000	717
	Oglethorpe Power Corp.	5.050%	10/1/48	8,535	7,826
	Ohio Power Co.	4.000%	6/1/49	2,724	2,282
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,420	1,775
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,103	3,172
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	7,120	5,998
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	16,908	14,147
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	3,665	3,240
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,420	1,185
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	2,195	1,813
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	10,080	6,813
	PacifiCorp	5.250%	6/15/35	1,232	1,281
	PacifiCorp	6.100%	8/1/36	14,920	16,366
	PacifiCorp	6.250%	10/15/37	9,772	11,008
	PacifiCorp	6.350%	7/15/38	35,944	40,804
	PacifiCorp	6.000%	1/15/39	32,206	35,121
	PacifiCorp	4.100%	2/1/42	19,700	17,399
	PacifiCorp	4.125%	1/15/49	5,737	4,950
	PacifiCorp	4.150%	2/15/50	44,530	38,249
	PacifiCorp	5.350%	12/1/53	3,350	3,481
	PECO Energy Co.	4.800%	10/15/43	10,365	9,649
	PECO Energy Co.	4.150%	10/1/44	396	349
	PECO Energy Co.	3.700%	9/15/47	15,500	12,583
	PECO Energy Co.	3.900%	3/1/48	30,240	25,951
	PECO Energy Co.	3.050%	3/15/51	3,000	2,150
	PECO Energy Co.	4.600%	5/15/52	3,925	3,738
	PECO Energy Co.	4.375%	8/15/52	3,800	3,501
[7]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	1,690	1,403
	Potomac Electric Power Co.	6.500%	11/15/37	1,160	1,334
	Potomac Electric Power Co.	7.900%	12/15/38	142	179
	Potomac Electric Power Co.	4.150%	3/15/43	13,575	12,207
	PPL Electric Utilities Corp.	6.450%	8/15/37	10,200	11,430
	PPL Electric Utilities Corp.	6.250%	5/15/39	10,924	12,201
	PPL Electric Utilities Corp.	5.200%	7/15/41	1,183	1,161
	PPL Electric Utilities Corp.	3.950%	6/1/47	12,500	10,804
	PPL Electric Utilities Corp.	5.250%	5/15/53	2,210	2,303
	Public Service Co. of Colorado	6.250%	9/1/37	960	1,093
	Public Service Co. of Colorado	3.600%	9/15/42	20,555	17,090
	Public Service Co. of Colorado	4.300%	3/15/44	2,761	2,477
	Public Service Co. of Colorado	3.800%	6/15/47	2,260	1,878
	Public Service Co. of Colorado	4.050%	9/15/49	34,010	28,948
	Public Service Co. of Colorado	4.500%	6/1/52	5,660	5,251
	Public Service Co. of Colorado	5.250%	4/1/53	11,205	11,527
	Public Service Co. of New Hampshire	5.150%	1/15/53	1,050	1,086
	Public Service Electric and Gas Co.	3.600%	12/1/47	2,000	1,618
	Public Service Electric and Gas Co.	3.850%	5/1/49	2,890	2,430
	Public Service Electric and Gas Co.	3.200%	8/1/49	1,065	810
	Public Service Electric and Gas Co.	2.700%	5/1/50	17,600	12,021
	Public Service Electric and Gas Co.	3.000%	3/1/51	3,000	2,166
	Public Service Electric and Gas Co.	5.125%	3/15/53	19,940	20,603
	Puget Sound Energy Inc.	6.274%	3/15/37	473	520
	Puget Sound Energy Inc.	5.757%	10/1/39	1,042	1,087
	Puget Sound Energy Inc.	5.795%	3/15/40	15,992	16,834
	Puget Sound Energy Inc.	4.300%	5/20/45	379	324

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puget Sound Energy Inc.	4.223%	6/15/48	22,045	19,301
	Puget Sound Energy Inc.	3.250%	9/15/49	35,150	26,246
	Puget Sound Energy Inc.	2.893%	9/15/51	14,200	9,737
[3,6]	Rayburn Country Securitization LLC	3.025%	12/1/43	8,724	7,108
	San Diego Gas & Electric Co.	4.500%	8/15/40	2,000	1,876
	San Diego Gas & Electric Co.	3.750%	6/1/47	1,000	816
	San Diego Gas & Electric Co.	4.100%	6/15/49	2,081	1,784
	San Diego Gas & Electric Co.	2.950%	8/15/51	1,500	1,057
	San Diego Gas & Electric Co.	3.700%	3/15/52	21,475	17,412
[5]	Scottish Hydro Electric Transmission plc	2.125%	3/24/36	619	554
[5]	Severn Trent Utilities Finance plc	4.875%	1/24/42	400	473
	Southern California Edison Co.	5.625%	2/1/36	925	962
	Southern California Edison Co.	5.950%	2/1/38	11,060	11,936
	Southern California Edison Co.	4.500%	9/1/40	14,228	12,813
	Southern California Edison Co.	3.900%	12/1/41	7,660	6,102
	Southern California Edison Co.	4.050%	3/15/42	1,704	1,429
	Southern California Edison Co.	3.900%	3/15/43	21,775	18,007
	Southern California Edison Co.	4.650%	10/1/43	21,739	20,021
	Southern California Edison Co.	3.600%	2/1/45	3,837	2,940
	Southern California Edison Co.	4.000%	4/1/47	32,720	27,054
	Southern California Edison Co.	4.125%	3/1/48	36,182	30,742
	Southern California Edison Co.	4.875%	3/1/49	1,415	1,329
	Southern California Edison Co.	3.650%	2/1/50	12,650	9,844
	Southern California Edison Co.	2.950%	2/1/51	1,505	1,017
	Southern California Edison Co.	3.450%	2/1/52	23,965	17,828
	Southern California Edison Co.	5.450%	6/1/52	23,110	23,462
	Southern California Edison Co.	5.700%	3/1/53	4,740	4,966
	Southern California Gas Co.	5.125%	11/15/40	1,870	1,857
	Southern California Gas Co.	4.125%	6/1/48	30,835	25,796
	Southern California Gas Co.	4.300%	1/15/49	15,075	13,252
	Southern California Gas Co.	6.350%	11/15/52	6,090	7,088
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	4,915	4,176
	Southwestern Public Service Co.	4.500%	8/15/41	23,975	21,760
	Southwestern Public Service Co.	3.700%	8/15/47	20,540	16,272
	Southwestern Public Service Co.	3.750%	6/15/49	3,490	2,769
	Southwestern Public Service Co.	3.150%	5/1/50	10,750	7,783
	Tampa Electric Co.	3.450%	3/15/51	2,000	1,480
	Tampa Electric Co.	5.000%	7/15/52	3,790	3,665
	Tucson Electric Power Co.	3.250%	5/1/51	20,000	14,089
	Tucson Electric Power Co.	5.500%	4/15/53	12,165	12,395
	Union Electric Co.	3.900%	9/15/42	4,326	3,675
	Union Electric Co.	4.000%	4/1/48	21,550	18,141
	Union Electric Co.	3.250%	10/1/49	2,025	1,474
	Union Electric Co.	3.900%	4/1/52	9,575	8,096
	Union Electric Co.	5.450%	3/15/53	7,415	7,809
	Virginia Electric and Power Co.	6.000%	5/15/37	52,203	56,575
	Virginia Electric and Power Co.	6.350%	11/30/37	1,944	2,175
	Virginia Electric and Power Co.	4.450%	2/15/44	15,490	13,783
	Virginia Electric and Power Co.	4.200%	5/15/45	2,000	1,709
	Virginia Electric and Power Co.	4.000%	11/15/46	8,725	7,217
	Virginia Electric and Power Co.	3.800%	9/15/47	34,972	28,030
	Virginia Electric and Power Co.	4.600%	12/1/48	7,310	6,612
	Virginia Electric and Power Co.	3.300%	12/1/49	1,400	1,045
	Virginia Electric and Power Co.	2.450%	12/15/50	18,170	11,193
	Virginia Electric and Power Co.	2.950%	11/15/51	16,390	11,257
	Virginia Electric and Power Co.	4.625%	5/15/52	19,040	17,395
	Virginia Electric and Power Co.	5.450%	4/1/53	16,730	17,137
[6]	Vistra Operations Co. LLC	5.625%	2/15/27	105	102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Vistra Operations Co. LLC	5.000%	7/31/27	200	190
	Wisconsin Electric Power Co.	5.625%	5/15/33	521	558
	Wisconsin Public Service Corp.	3.300%	9/1/49	4,034	3,025
	Xcel Energy Inc.	3.500%	12/1/49	1,340	1,031
					2,590,844
Total Corporate Bonds (Cost $15,006,692)					13,033,650
Floating Rate Loan Interests (0.0%)
[9]	American Airlines Inc. Term Loan, 3M USD LIBOR + 4.750%	10.000%	4/20/28	65	65
[9]	Belron Finance US LLC Term Loan, TSFR3M + 2.750%	7.832%	4/18/29	20	20
[9]	CDK Global Inc. Term Loan B, TSFR3M + 4.250%	9.148%	7/6/29	85	85
[8,9]	Clarios Global LP Term Loan, TSFR3M + 3.750%	8.796%	4/26/30	135	135
[9]	DirecTV Financing LLC Term Loan, 1M USD LIBOR + 5.000%	10.025%	8/2/27	118	113
[9]	First Student Bidco Inc. Term Loan B, TSFR3M + 4.000%	8.998%	7/21/28	235	230
[9]	First Student Bidco Inc. Term Loan C, TSFR3M + 4.000%	8.998%	7/21/28	16	16
[8,9]	Hanesbrands Inc. Term Loan B, TSFR3M + 3.750%	8.721%	3/8/30	600	596
[9]	McAfee Corp. Term Loan B, TSFR1M + 3.750%	8.653%	3/1/29	79	75
[8,9]	Medline Borrower LP Term Loan B, 1M USD LIBOR + 3.250%	8.275%	10/23/28	119	115
[9]	SBA Senior Finance II LLC, Term Loan B, 1M USD LIBOR + 1.750%	6.780%	4/11/25	15	15
[9]	Spirit AeroSystems Inc. Term Loan, TSFR3M + 4.500%	9.545%	1/15/27	2	2
Total Floating Rate Loan Interests (Cost $1,457)					1,467
Sovereign Bonds (1.2%)
[6]	CDP Financial Inc.	5.600%	11/25/39	1,500	1,658
	Government of Bermuda	5.000%	7/15/32	4,510	4,535
	Kingdom of Saudi Arabia	4.500%	10/26/46	450	405
	Kingdom of Saudi Arabia	4.625%	10/4/47	1,965	1,787
	Kingdom of Saudi Arabia	3.250%	11/17/51	3,000	2,169
[6]	Kingdom of Saudi Arabia	5.000%	1/18/53	34,145	32,348
[6]	OMERS Finance Trust	4.000%	4/19/52	14,000	11,937
	Republic of Chile	3.500%	1/31/34	10,020	9,075
	Republic of Chile	3.100%	5/7/41	46,015	35,528
	Republic of Chile	3.500%	1/25/50	13,784	10,624
	Republic of Chile	3.500%	4/15/53	17,590	13,461
	Republic of Chile	3.100%	1/22/61	17,745	11,891
	Republic of Chile	3.250%	9/21/71	24,130	16,075
	Republic of Indonesia	6.625%	2/17/37	3,300	3,851
[3]	Republic of Panama	4.500%	4/16/50	259	202
[3]	Republic of Panama	4.300%	4/29/53	3,830	2,870
[3]	Republic of Panama	3.870%	7/23/60	6,432	4,306
	Republic of Panama	4.500%	1/19/63	1,330	981
[7]	Republic of Philippines	1.750%	4/28/41	186	132
	Republic of Poland	5.750%	11/16/32	2,119	2,300
[7]	Republic of Poland	4.250%	2/14/43	4,400	4,695
	Republic of Poland	5.500%	4/4/53	3,213	3,337
	United Mexican States	6.350%	2/9/35	11,097	11,897
	United Mexican States	6.338%	5/4/53	5,063	5,213
Total Sovereign Bonds (Cost $222,885)					191,277

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (9.6%)
American Municipal Power Inc. Electric Power & Light Revenue	6.270%	2/15/50	40,386	45,216
Bay Area Toll Authority Highway Revenue	6.793%	4/1/30	1,184	1,274
Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	23,745	28,704
Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	10,420	12,766
Bay Area Toll Authority Highway Revenue	3.552%	4/1/54	8,595	6,929
California GO	2.500%	10/1/29	4,500	4,064
California GO	7.500%	4/1/34	4,800	6,005
California GO	5.125%	3/1/38	2,300	2,340
California GO	4.600%	4/1/38	31,195	30,997
California GO	7.550%	4/1/39	13,755	18,053
California GO	7.300%	10/1/39	37,286	46,737
California GO	7.350%	11/1/39	1,000	1,260
California GO	7.625%	3/1/40	3,770	4,915
California GO	7.600%	11/1/40	60,685	80,433
California GO	5.200%	3/1/43	13,435	13,606
California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.353%	6/1/41	1,950	1,826
California State Public Works Board Lease (Abatement) Revenue	8.361%	10/1/34	1,136	1,470
California State University College & University Revenue	3.899%	11/1/47	1,620	1,442
California State University College & University Revenue	2.975%	11/1/51	27,825	20,567
California State University College & University Revenue	2.719%	11/1/52	10,925	7,629
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	11,525	10,707
Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	42,170	48,729
Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	9,360	10,773
Commonwealth Financing Authority Appropriations Revenue	4.144%	6/1/38	17,060	15,939
Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	19,285	17,574
Commonwealth of Massachusetts GO	2.514%	7/1/41	6,670	5,079
Commonwealth of Massachusetts GO	2.813%	9/1/43	40,910	31,050
Commonwealth of Massachusetts GO	2.900%	9/1/49	6,540	4,714
Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	189	215
Dallas Area Rapid Transit Sales Tax Revenue	2.613%	12/1/48	25,470	17,875
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	16,740	12,606
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/51	2,160	1,974
District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	1,944	1,886
Duke University College & University Revenue	5.850%	4/1/37	29,490	33,539
Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	901	1,000
Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	324	363
Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	1,055	888
Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/50	26,160	20,360
Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	1,420	1,455

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand Parkway Transportation Corp. Texas System Highway Revenue	3.236%	10/1/52	2,690	2,031
	Houston TX GO	6.290%	3/1/32	1,707	1,831
	Houston TX GO	3.961%	3/1/47	1,500	1,386
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	10,330	11,594
	Kansas Development Finance Authority Appropriations Revenue	4.727%	4/15/37	2,417	2,400
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/45	20,480	20,365
[10]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	14,225	10,135
	Los Angeles CA Unified School District GO	6.758%	7/1/34	30,950	36,030
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	15,020	16,465
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.716%	7/1/39	379	421
	Los Angeles Department of Water & Power System Water Revenue	6.603%	7/1/50	1,849	2,345
	Los Angeles Department of Water Revenue	6.008%	7/1/39	1,136	1,259
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.198%	12/1/39	2,300	2,400
	Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	16,390	13,136
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	3,833	4,313
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	50,780	65,092
	Metropolitan Transportation Authority Transit Revenue	5.871%	11/15/39	210	213
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	750	822
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	1,525	1,443
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	3,230	2,700
	Michigan Strategic Fund Lease (Appropriation) Revenue	3.225%	9/1/47	8,310	6,518
[11]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	6,570	7,202
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/19	44,030	33,283
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	3,607	4,628
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	40,362	50,464
	New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/42	18,114	20,957
	New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/42	6,843	7,961
	New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/44	32,580	37,414
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	2,859	3,031
	New York City Water & Sewer System Water Revenue	5.724%	6/15/42	12,711	14,365
	New York NY GO	5.590%	3/1/35	947	1,011
	New York NY GO	6.271%	12/1/37	550	629
	New York NY GO	5.263%	10/1/52	10,670	11,546
	New York State Dormitory Authority Income Tax Revenue	5.289%	3/15/33	6,625	6,836

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	8,465	7,165
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	15,919	17,050
	New York State Dormitory Authority Income Tax Revenue	5.600%	3/15/40	189	205
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	7,295	5,966
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	10,945	9,276
	New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	21,250	20,394
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	22,942	29,448
	Ohio State University College & University Revenue	4.910%	6/1/40	12,300	12,554
	Ohio State University College & University Revenue	4.800%	6/1/11	17,638	16,575
[12]	Oregon School Boards Assn. GO	4.759%	6/30/28	757	755
	Pennsylvania State University College & University Revenue	2.790%	9/1/43	1,000	789
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/49	565	437
	Permanent University Fund - University of Texas System College & University Revenue	5.262%	7/1/39	11,500	12,493
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	2,038	2,210
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	15,253	16,675
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	10,176	11,124
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	25,005	25,586
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	46,790	44,459
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	31,474	22,757
	Sacramento Municipal Utility District Electric Power & Light Revenue	6.156%	5/15/36	857	960
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	3.587%	1/1/43	36,460	30,731
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	25,400	20,062
	Sales Tax Securitization Corp. Sales Tax Revenue	4.637%	1/1/40	15,235	14,644
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	10,450	11,693
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.427%	2/1/42	1,326	1,278
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.594%	7/1/43	737	723
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	1,326	1,675
[13]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	3.492%	1/15/50	3,975	3,204
	Sonoma County CA Miscellaneous Revenue	6.000%	12/1/29	378	396
	Texas GO	5.517%	4/1/39	2,750	3,022
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	3,450	3,752
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	4,150	3,501
	Texas Transportation Commission GO	2.472%	10/1/44	13,625	9,662

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	2.147%	5/15/33	5,000	4,097
	University of California College & University Revenue	5.770%	5/15/43	473	523
	University of California College & University Revenue	3.931%	5/15/45	17,840	16,485
	University of California College & University Revenue	4.858%	5/15/12	32,223	30,002
	University of California College & University Revenue	4.767%	5/15/15	14,875	13,591
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	8,918	10,827
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	852	1,034
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	28,170	20,665
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	9,765	9,421
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/20	790	558
	University of Michigan College & University Revenue	2.437%	4/1/40	1,500	1,124
	University of Michigan College & University Revenue	3.599%	4/1/47	26,363	23,598
	University of Michigan College & University Revenue	3.504%	4/1/52	19,835	16,733
	University of Michigan College & University Revenue	3.504%	4/1/52	14,898	12,525
	University of Minnesota College & University Revenue	4.048%	4/1/52	21,515	19,615
	University of North Carolina at Chapel Hill College & University Revenue	3.327%	12/1/36	6,730	6,106
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	8,915	9,144
	University of Virginia College & University Revenue	2.256%	9/1/50	17,580	11,531
	University of Virginia College & University Revenue	2.584%	11/1/51	2,025	1,421
	University of Virginia College & University Revenue	3.227%	9/1/19	35,640	23,149
	Washington GO	5.481%	8/1/39	852	913
[13]	Wisconsin Appropriations Revenue	5.700%	5/1/26	1,347	1,379
	Wisconsin Appropriations Revenue	3.954%	5/1/36	3,364	3,156
Total Taxable Municipal Bonds (Cost $1,645,014)					1,574,003
				Shares
Temporary Cash Investments (2.1%)
Money Market Fund (0.7%)
[14]	Vanguard Market Liquidity Fund	4.853%		1,080,145	108,003
			Maturity Date	Face Amount ($000)
Repurchase Agreements (1.2%)
	Bank of America Securities, LLC (Dated 4/28/23, Repurchase Value $40,516,000, collateralized by U.S. Treasury Note/Bond 1.125%–4.250%, 12/31/24–2/28/25, with a value of $41,310,000)	4.800%	5/1/23	40,500	40,500

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Barclays Capital Inc. (Dated 4/28/23, Repurchase Value $20,108,000, collateralized by U.S. Treasury Note/Bond 2.750%, 7/31/27, with a value of $20,502,000)	4.750%	5/1/23	20,100	20,100
Citigroup Global Markets Inc. (Dated 4/28/23, Repurchase Value $37,015,000, collateralized by U.S. Treasury Note/Bond 0.125%–1.875%, 4/30/23–2/28/27, with a value of $37,740,000)	4.750%	5/1/23	37,000	37,000
JP Morgan Securities LLC (Dated 4/28/23, Repurchase Value $4,502,000, collateralized by U.S. Treasury Bill 0.000%, 7/6/23, and U.S. Treasury Note/Bond 3.000%, 2/15/48, with a value of $4,590,000)	4.780%	5/1/23	4,500	4,500
RBC Capital Markets LLC (Dated 4/28/23, Repurchase Value $35,014,000, collateralized by Fannie Mae 3.500%, 1/1/43, and U.S. Treasury Bill 0.000%, 5/4/23–11/30/23, with a value of $35,700,000)	4.760%	5/1/23	35,000	35,000
Wells Fargo & Co. (Dated 4/28/23, Repurchase Value $66,727,000, collateralized by Fannie Mae 2.00%–6.500%, 1/1/28–4/1/53, with a value of $68,034,000)	4.810%	5/1/23	66,700	66,700
				203,800
U.S. Government and Agency Obligations (0.2%)
United States Treasury Bill	4.797%	6/29/23	20,000	19,837

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Bill	4.819%	7/20/23	10,000	9,890
				29,727
Total Temporary Cash Investments (Cost $341,545)				341,530
Total Investments (99.0%) (Cost $18,361,323)				16,219,982
Other Assets and Liabilities—Net (1.0%)				170,674
Net Assets (100%)				16,390,656
Cost is in $000.
1	Securities with a value of $51,179,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $9,455,000 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Face amount denominated in British pounds.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $809,834,000, representing 4.9% of net assets.
7	Face amount denominated in euro.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2023.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
DAC—Designated Activity Company.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2023	5	1,031	—
5-Year U.S. Treasury Note	June 2023	13	1,427	1
Long U.S. Treasury Bond	June 2023	236	31,071	108
Ultra 10-Year U.S. Treasury Note	June 2023	1,302	158,132	1,989
Ultra Long U.S. Treasury Bond	June 2023	1,035	146,355	1,907
				4,005

Short Futures Contracts
2-Year U.S. Treasury Note	June 2023	(33)	(6,803)	(2)
5-Year U.S. Treasury Note	June 2023	(85)	(9,328)	(95)
10-Year Japanese Government Bond	June 2023	(3)	(3,272)	(12)
10-Year U.S. Treasury Note	June 2023	(701)	(80,757)	(888)
Euro-Bund	June 2023	(26)	(3,884)	(109)
Euro-Buxl	June 2023	(34)	(5,226)	(258)
Long Gilt	June 2023	(68)	(8,671)	(30)
Long U.S. Treasury Bond	June 2023	(671)	(88,341)	(13)
				(1,407)
				2,598

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	6/21/23	EUR	1,024	USD	1,120	14	—
JPMorgan Chase Bank, N.A.	6/21/23	EUR	760	USD	819	21	—
Bank of America, N.A.	6/21/23	EUR	561	USD	613	7	—
Standard Chartered Bank	6/21/23	EUR	301	USD	323	10	—
Toronto-Dominion Bank	6/21/23	EUR	270	USD	287	12	—
Bank of New York	6/21/23	EUR	158	USD	176	—	(1)
Toronto-Dominion Bank	6/21/23	GBP	684	USD	843	17	—
Bank of New York	6/21/23	GBP	279	USD	346	5	—
Bank of New York	6/21/23	USD	171	AUD	255	2	—
Morgan Stanley Capital Services Inc.	6/21/23	USD	13,272	EUR	12,419	—	(454)
State Street Bank & Trust Co.	6/21/23	USD	699	EUR	649	—	(20)
Toronto-Dominion Bank	6/21/23	USD	584	EUR	539	—	(12)
Royal Bank of Canada	6/21/23	USD	125	EUR	114	—	(1)
Standard Chartered Bank	6/21/23	USD	100	EUR	90	—	—
JPMorgan Chase Bank, N.A.	6/21/23	USD	87	EUR	82	—	(4)
Standard Chartered Bank	6/21/23	USD	67	EUR	63	—	(3)
Barclays Bank plc	6/21/23	USD	58	EUR	55	—	(2)
State Street Bank & Trust Co.	6/21/23	USD	6,608	GBP	5,531	—	(353)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
UBS AG	6/21/23	USD	568	GBP	470	—	(24)
Morgan Stanley Capital Services Inc.	6/21/23	USD	421	GBP	340	—	(7)
Deutsche Bank AG	6/21/23	USD	253	GBP	209	—	(10)
JPMorgan Chase Bank, N.A.	6/21/23	USD	183	GBP	150	—	(5)
Bank of New York	6/21/23	USD	94	GBP	75	—	—
Bank of America, N.A.	6/21/23	USD	85	GBP	70	—	(2)
Barclays Bank plc	6/21/23	USD	75	GBP	61	—	(2)
						88	(900)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S40-V1	6/21/28	USD	1,653,990	1.000	20,592	7,475
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Republic of Chile/A2	6/21/28	GSI	8,300	1.000	8	(62)	70	—
1	Periodic premium received/paid quarterly.
GSI—Goldman Sachs International.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,037,919	—	1,037,919
Asset-Backed/Commercial Mortgage-Backed Securities	—	40,136	—	40,136
Corporate Bonds	—	13,033,650	—	13,033,650
Floating Rate Loan Interests	—	1,467	—	1,467
Sovereign Bonds	—	191,277	—	191,277
Taxable Municipal Bonds	—	1,574,003	—	1,574,003
Temporary Cash Investments	108,003	233,527	—	341,530
Total	108,003	16,111,979	—	16,219,982
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,005	—	—	4,005
Forward Currency Contracts	—	88	—	88
Swap Contracts	7,475[1]	70	—	7,545
Total	11,480	158	—	11,638
Liabilities
Futures Contracts[1]	1,407	—	—	1,407
Forward Currency Contracts	—	900	—	900
Total	1,407	900	—	2,307
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.